As filed with the Securities and Exchange Commission on June 18, 2020

File No. 333-_______

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. ____	[ ]
(Check appropriate box or boxes)

NATIONWIDE VARIABLE INSURANCE TRUST
(Exact Name of Registrant as Specified in Charter)

ONE NATIONWIDE PLAZA, MAIL CODE 05-02-210, COLUMBUS, OHIO 43215
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(614) 435-5787
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

ALLAN J. OSTER, ESQ.	PRUFESH R. MODHERA, ESQ.
10 WEST NATIONWIDE BOULEVARD	STRADLEY RONON STEVENS, & YOUNG LLP
COLUMBUS, OHIO 43215	2000 K STREET, N.W., SUITE 700 WASHINGTON, D.C. 20006
(NAME AND ADDRESS OF AGENT FOR SERVICE)

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Class II and Class P shares of beneficial interest, without par value, of the NVIT Investor Destinations Capital Appreciation Fund, and Class II and Class P shares of beneficial interest, without par value, of the NVIT Investor Destinations Moderate Fund, each a series of the Registrant.

It is proposed that this Registration Statement will become effective on July 20, 2020 pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

NATIONWIDE VARIABLE INSURANCE TRUST
One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920

NVIT DFA CAPITAL APPRECIATION FUND
NVIT DFA MODERATE FUND

IMPORTANT SHAREHOLDER INFORMATION

The enclosed Prospectus/Information Statement is being provided to inform you that on or about _____________, 2020, the NVIT DFA Capital Appreciation Fund, a series of Nationwide Variable Insurance Trust (the “Trust”), will be reorganized with and into the NVIT Investor Destinations Capital Appreciation Fund, also a series of the Trust; and the NVIT DFA Moderate Fund, a series of the Trust, will be reorganized with and into the NVIT Investor Destinations Moderate Fund, also a series of the Trust (the “Transactions”). The Prospectus/Information Statement discusses these proposed Transactions and provides you with information that you should consider. The Board of Trustees of the Trust approved the Transactions and concluded that each Transaction is in the best interests of the NVIT DFA Capital Appreciation Fund, the NVIT DFA Moderate Fund and their respective shareholders.

Please review the information in the Prospectus/Information Statement for your reference. You do not need to take any action regarding your account. On or about _____________, 2020, your shares of the NVIT DFA Capital Appreciation Fund or NVIT DFA Moderate Fund, as applicable, will be converted automatically at their net asset value into the shares of the corresponding class of the NVIT Investor Destinations Capital Appreciation Fund or NVIT Investor Destinations Moderate Fund, respectively.

If you have any questions, please call the Trust toll-free at (800) 848-0920.
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PROSPECTUS/INFORMATION STATEMENT

TABLE OF CONTENTS

INTRODUCTION
The Transactions	4
How do the investment objectives, principal strategies and policies of each Target Fund compare against the corresponding Acquiring Fund?	4
What are the principal risks associated with investments in the Target Funds versus the Acquiring Funds?	6
What are the general tax consequences of the Transactions?	6
Who manages the Funds?	6
What are the fees and expenses of each Fund and what might they be after the Transactions?	7
How do the performance records of the Funds compare?	10
Where can I find more financial information about the Funds?	15
What are other key features of the Funds?	15
COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS	16
What are the differences between the investment objectives of the Target Funds and the Acquiring Funds?	16
What are the most significant differences between the principal strategies and policies of the Target Funds compared to the Acquiring Funds?	17
How do the fundamental investment restrictions of the Target Funds differ from the Acquiring Funds?	18
What are the principal risk factors associated with investments in the Funds?	18
FACTORS CONSIDERED BY THE BOARD	22
INFORMATION ABOUT THE TRANSACTIONS AND THE PLAN	23
How will the Transactions be carried out?	23
Who will pay the expenses of the Transactions?	23
What are the tax consequences of the Transactions?	23
What should I know about shares of the Target Funds and the Acquiring Funds?	26
What are the capitalizations of the Funds and what might the capitalization be after the Transactions?	26
MORE INFORMATION ABOUT THE FUNDS	27

EXHIBITS TO PROSPECTUS/INFORMATION STATEMENT	29
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NATIONWIDE VARIABLE INSURANCE TRUST
One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920

PROSPECTUS/INFORMATION STATEMENT

Dated _________________, 2020

Acquisition of the Assets of:	Acquisition of the Assets of:
NVIT DFA CAPITAL APPRECIATION FUND (a series of Nationwide Variable Insurance Trust)	NVIT DFA MODERATE FUND (a series of Nationwide Variable Insurance Trust)
By and in exchange for shares of:	By and in exchange for shares of:
NVIT INVESTOR DESTINATIONS CAPITAL APPRECIATION FUND (a series of Nationwide Variable Insurance Trust)	NVIT INVESTOR DESTINATIONS MODERATE FUND (a series of Nationwide Variable Insurance Trust)

This Prospectus/Information Statement is being furnished to shareholders of NVIT DFA Capital Appreciation Fund (the “DFA Capital Appreciation Fund”) and NVIT DFA Moderate Fund (the “DFA Moderate Fund”), each a series of Nationwide Variable Insurance Trust (the “Trust”), pursuant to a Plan of Reorganization (the “Plan”) whereby:

•
all of the property, assets, and goodwill (“Assets”) of the DFA Capital Appreciation Fund will be acquired by the NVIT Investor Destinations Capital Appreciation Fund (the “ID Capital Appreciation Fund”), also a series of the Trust, in exchange for shares of the ID Capital Appreciation Fund, and the assumption by the ID Capital Appreciation Fund of all of the liabilities of the DFA Capital Appreciation Fund; and

•
all of the Assets of the DFA Moderate Fund will be acquired by the NVIT Investor Destinations Moderate Fund (the “ID Moderate Fund”), also a series of the Trust, in exchange for shares of the ID Moderate Fund, and the assumption by the ID Moderate Fund of all of the liabilities of the DFA Moderate Fund.

Each of the foregoing reorganizations may be referred to herein as a “Transaction.”  For purposes of this Prospectus/Information Statement, the DFA Capital Appreciation Fund and DFA Moderate Fund may be referred to herein as the “Target Funds,” the ID Capital Appreciation Fund and ID Moderate Fund may be referred to herein as the “Acquiring Funds,” and the Target Funds and Acquiring Funds collectively may be referred to herein as the “Funds.”

According to the Plan, the Target Funds will then be liquidated and dissolved following the Transactions. The Board of Trustees of the Trust (the “Board”) has approved the Plan and the Transactions. Shareholders of the Target Funds are not required to and are not being asked to approve the Plan or the Transactions.

Pursuant to the Plan, holders of Class II and Class P shares of each Target Fund will receive the equivalent aggregate net asset value of Class II and Class P shares, respectively, of the corresponding Acquiring Fund.

The investment goals, strategies and risks of the Target Funds and corresponding Acquiring Funds are not identical, and there are some important differences, as well as certain similarities.  The fundamental and non-fundamental investment restrictions of each Fund are substantially identical.

Each Fund is a non-diversified series of the Trust. All Funds utilize Nationwide Fund Advisors (“NFA”) as the investment adviser.

This Prospectus/Information Statement provides the information that you should know about the Transactions and about an investment in each Acquiring Fund. You should retain this Prospectus/Information Statement for future reference. A Statement of Additional Information dated ____________, 2020 (the “Statement of Additional Information”), relating to this Prospectus/Information Statement contains more information about each Acquiring Fund and the Transactions, and has been filed with the U.S. Securities and Exchange Commission (the “SEC”) and is incorporated herein by reference.

The prospectus of each Acquiring Fund, dated April 29, 2020 (1933 Act File No. 002-73024) (the “Acquiring Funds Prospectus”), is incorporated herein by reference and is considered a part of this Prospectus/Information Statement, and is intended to provide you with information about each Acquiring Fund. A copy of the current summary prospectus for each Acquiring Fund (“Acquiring Fund Summary Prospectus”) accompanies this Prospectus/Information Statement. The prospectus of each Target Fund, dated April 29, 2020 (1933 Act File No. 002-73024) (the “Target Funds Prospectus”), provides additional information about each Target Fund and is incorporated herein by reference. Target Fund shareholders should consult their financial advisor about whether the corresponding Acquiring Fund is appropriate for the shareholder’s investment portfolio.

You can request a free copy of the Statement of Additional Information, Acquiring Funds Prospectus or Target Funds Prospectus, and the Annual Report to Shareholders of the Acquiring Funds or Target Funds for the fiscal year ended  December 31, 2019 (collectively the “Annual Reports”), by calling (800) 848-0920, or by writing to the Trust at: One Nationwide Plaza, Mail Code: 5-02-210, Columbus, Ohio 43215.

Additional information about each Acquiring Fund can be viewed online or downloaded from the EDGAR database without charge on the SEC’s internet site at www.sec.gov. Shareholders can obtain copies, upon payment of a duplicating fee, by sending an e-mail request to publicinfo@sec.gov or by mailing a written request to U.S. Securities and Exchange Commission, 100 F Street, N.E., Washington, D.C. 20549-0102.

This Prospectus/Information Statement is also being furnished by certain insurance companies (each, a “Participating Insurance Company” and collectively, the “Participating Insurance Companies”) to owners of variable annuity contracts and variable insurance policies (collectively, “Variable Contracts”) having contract values allocated to a subaccount of a Participating Insurance Company separate account invested in shares of a Target Fund.  All owners (“Contract Owners”) of Variable Contracts who, as of ________, 2020, had selected a Target Fund as an underlying investment option within their Variable Contract will receive this Prospectus/Information Statement.

For purposes of this Prospectus/Information Statement, the terms “you,” “your,” and “shareholder” refer to both Contract Owners who invest in the Target Funds through their Variable Contracts as well as the Participating Insurance Companies.

WE ARE NOT ASKING YOU FOR A PROXY
AND YOU ARE REQUESTED NOT TO SEND US A PROXY.

The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Information Statement. Any representation to the contrary is a criminal offense.

Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

INTRODUCTION

This Introduction is only a summary of certain information contained in this Prospectus/Information Statement. You should read the more complete information in the rest of this Prospectus/Information Statement, including the Plan, attached as Exhibit A, and the Acquiring Fund Summary Prospectuses included with this Prospectus/Information Statement.

The Transactions

The Plan provides for: (i) the acquisition by each Acquiring Fund of all of the Assets of the corresponding Target Fund in exchange solely for Class II and Class P shares of such Acquiring Fund (“Acquiring Fund Shares”) and the assumption by each Acquiring Fund of all of the liabilities of the corresponding Target Fund; (ii) the pro rata distribution of the Acquiring Fund Shares to shareholders of the corresponding Target Fund holding the corresponding class of shares of such Target Fund; and (iii) the liquidation and dissolution of each Target Fund.  At a meeting held on June 10, 2020, the Board, including a majority of the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”), approved the Plan.

At the closing of the Transactions, all of each Target Fund’s Assets will be transferred to the corresponding Acquiring Fund in exchange for the Acquiring Fund Shares equal in value to the Assets of the Target Fund that are transferred to the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of that Target Fund. The Acquiring Fund Shares will then be distributed pro rata to the applicable Target Fund’s shareholders and each Target Fund will be liquidated and dissolved.

The Transactions will result in your shares of a Target Fund being exchanged for shares of the corresponding Acquiring Fund equal in value (but having a different price per share) to your shares of the Target Fund. In particular, shareholders of Class II and Class P shares of each Target Fund will receive Class II and Class P shares of the corresponding Acquiring Fund, respectively. This means that you will cease to be a shareholder of a Target Fund and will become a shareholder of the corresponding Acquiring Fund, holding shares of the same class. These exchanges will occur on a date agreed upon by the parties to the Plan (hereafter, the “Closing Date”), which is currently anticipated to occur on or around ____________, 2020.

For the reasons set forth below under “Reasons for the Transactions,” the Board has determined that the Transactions are in the best interests of the Target Funds and the Acquiring Funds. The Board has also concluded that the interests of the existing shareholders of each Target Fund and the existing shareholders of the corresponding Acquiring Fund will not be diluted as a result of the Transactions.

How do the investment objectives, principal strategies and policies of each Target Fund compare against the corresponding Acquiring Fund?
Investment Objectives. The Target Fund and the Acquiring Fund in each Transaction have investment objectives that are similar, but not identical, as indicated below:

DFA Capital Appreciation	ID Capital Appreciation	DFA Moderate	DFA Moderate
Seeks primarily to provide growth of capital, and secondarily current income.	Seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Investor Destinations Funds.	Seeks a high level of total return consistent with a moderate level of risk.	Seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Funds’ investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

Principal Investment Strategies and Policies.  Each of the Target Funds aims to provide diversification across traditional asset classes, such as U.S. stocks, international stocks, and bonds, and each Target Fund is designed to provide a different asset allocation option corresponding to different investment goals and risk tolerance levels.  Each Target Fund is a “fund-of-funds,” which means that each Target Fund seeks to achieve its particular level of risk and return by investing the majority of its assets in unaffiliated underlying mutual funds sponsored and managed by Dimensional Fund Advisors LP (“DFA Underlying Funds” and “DFA,” respectively).  Each of the DFA Underlying Funds invests in equity or fixed-income securities, as appropriate to its objective and strategies.  The Target Funds also invest in a fixed interest contract issued by Nationwide Life Insurance Company (the “Nationwide Contract”) to obtain short-term fixed-income exposure.

Each of the Acquiring Funds similarly operates as a “fund-of-funds” by investing primarily in other mutual funds.  The Acquiring Funds also offer diversification across traditional asset classes, such as U.S. stocks, international stocks, and bonds, and each Acquiring Fund is designed to provide a different asset allocation option corresponding to different investment goals and risk tolerance levels.  Like the Target Funds, the Acquiring Funds also invest in the Nationwide Contract to obtain short-term fixed-income exposure.  The primary difference between the Target Funds and the Acquiring Funds is that the Target Funds invest primarily in unaffiliated mutual funds managed by DFA, while the Acquiring Funds invest primarily in affiliated mutual funds and exchange-traded funds (“ETFs”) that are advised by Nationwide Fund Advisors (“NFA Underlying Funds” and “NFA,” respectively), the Acquiring Funds’ investment adviser.  For purposes of equity exposure, the DFA Underlying Funds apply DFA’s distinct value style, which focuses primarily on a company’s stock price relative to its book value. By contrast, many of the NFA Underlying Funds operate as index funds, focusing on neither growth nor value stocks.

DFA Capital Appreciation Fund and ID Capital Appreciation Fund

The DFA Capital Appreciation Fund is designed for investors who are interested in maximizing growth potential and are willing to assume a higher level of risk to potentially achieve greater returns.  The ID Capital Appreciation Fund is designed for investors who want to emphasize capital growth over the long term, and who have a tolerance for possible short-term losses, but who also seek to reduce risk by including some investments offering investment income.  Each Fund pursues its objective by investing considerably in underlying funds that invest in equity securities, such as common stocks of U.S. and international companies (including smaller companies), that may offer opportunities for capital growth.  Each Fund also invests to a lesser extent in bonds (including mortgage-backed securities and, with respect to the DFA Capital Appreciation Fund, asset-backed securities) in order to reduce portfolio volatility and to generate investment income.  At present, the DFA Capital Appreciation Fund allocates approximately 75% to equity securities and 25% to bonds, while the ID Capital Appreciation Fund allocates approximately 70% to equities and 30% to bonds. Among equities, the DFA Capital Appreciation Fund allocates 52% to U.S. stocks and 23% to international stocks, while the ID Capital Appreciation Fund allocates 45% to U.S. stocks and 25% to international stocks.  Through its investments in the DFA Underlying Funds, the DFA Capital Appreciation Fund may emphasize one or more countries or sectors, including real estate companies, whereas the ID Capital Appreciation Fund does not emphasize any particular country or sector.

DFA Moderate Fund and ID Moderate Fund

Each of the DFA Moderate Fund and ID Moderate Fund is designed for investors who seek both capital growth and income, and who have a longer time horizon and a moderate tolerance for fluctuations in portfolio value.  Each Fund pursues its objective by investing a majority of its assets in underlying funds that invest in equity securities, such as common stocks of U.S. and international companies (including smaller companies), that may offer opportunities for capital growth, but also a considerable portion of its assets in underlying funds that invest in bonds (including mortgage-backed securities and, with respect to the DFA Moderate Fund, asset-backed securities) in order to generate income.  At present, the DFA Moderate Fund allocates approximately 65% to equity securities and 35% to bonds, while the ID Moderate Fund allocates approximately 60% to equities and 40% to bonds.  Among equities, the DFA Moderate Fund allocates 42% to U.S. stocks and 23% to international stocks, while the ID Moderate Fund allocates 37% to U.S. stocks and 23% to international stocks.  Through its investments in the DFA Underlying Funds, the DFA Moderate Fund may emphasize bonds issued by U.S. and foreign banks, whereas the ID Moderate Fund does not emphasize any particular industry or sector.

Each Fund is classified as “non-diversified” under applicable federal law and will not concentrate its investments in any one industry.

For further information about the investment objectives and policies of the Funds, see “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks” below.

What are the principal risks associated with investments in the Target Funds versus the Acquiring Funds?
In each Transaction, the Acquiring Fund and Target Fund share many of the same types of principal risks.  Nevertheless, there also are some differences in the investment risks of the Acquiring Fund and the Target Fund.

The DFA Capital Appreciation Fund and ID Capital Appreciation Fund share the following principal risks:  fund-of-funds risk, management risk, equity securities risk, market risk, foreign securities risk, smaller company risk, fixed-income securities risk, liquidity risk, mortgage-backed securities risk, derivatives risk and limited portfolio holdings risk.  The DFA Capital Appreciation Fund also is subject to emerging markets risk, value style risk, asset-backed securities risk, real estate securities risk, country or sector risk and securities lending risk, but the ID Capital Appreciation Fund is not.  The ID Capital Appreciation Fund also is subject to exchange-traded funds risk and index fund risk, but the DFA Capital Appreciation Fund is not subject to these principal risks.

The DFA Moderate Fund and ID Moderate Fund share the following principal risks:  fund-of-funds risk, management risk, equity securities risk, market risk, foreign securities risk, smaller company risk, fixed-income securities risk, liquidity risk, mortgage-backed securities risk, derivatives risk and limited portfolio holdings risk.  The DFA Moderate Fund also is subject to value style risk, asset-backed securities risk, securities lending risk and banking sector risk, but the ID Moderate Fund is not subject to these principal risks.  The ID Moderate Fund also is subject to exchange-traded funds risk and index fund risk, but the DFA Moderate Fund is not subject to these principal risks.

For a detailed comparison of each Fund’s principal risks, see the section below entitled “Comparison of Investment Objectives, Principal Strategies, Policies and Principal Risks.”

What are the general tax consequences of the Transactions?

It is expected that shareholders of each Target Fund will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for shares of the corresponding Acquiring Fund pursuant to the Transactions.  For federal income tax purposes, the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of the Target Funds. Contract Owners should ask their own tax advisors for more information on their own tax situations.  For more detailed information about the federal income tax consequences of the Transactions, see “Information about the Transactions and the Plan – What are the tax consequences of the Transactions?”

Who manages the Funds?
Nationwide Fund Advisors (“NFA” or the “Adviser”), One Nationwide Plaza, Mail Code: 5-02-210, Columbus, Ohio 43215, manages the investment of each Fund’s assets and supervises the daily business affairs of the Funds. NFA was organized in 1999 as an investment adviser for mutual funds. NFA is a wholly owned subsidiary of Nationwide Financial Services, Inc. As of December 31, 2019, NFA managed in the aggregate approximately $69.8 billion in assets under management.

The portfolio managers of both Target Funds and both Acquiring Funds are identical. Christopher C. Graham, Keith P. Robinette, CFA and Andrew Urban, CFA are co-portfolio managers with joint responsibility for the day-to-day management of all Funds in accordance with (1) their respective target asset class allocations and (2) the allocations to each of their respective underlying funds.

Mr. Graham is Chief Investment Officer of NFA. Mr. Graham joined the Office of Investments at Nationwide Mutual Insurance Company (“Nationwide Mutual”) in November 2004, serving primarily as a portfolio manager for a hedge fund and for Nationwide Mutual’s proprietary general account. He joined NFA in 2016.

Mr. Robinette is Senior Director of Asset Strategies of NFA. Mr. Robinette joined Nationwide Mutual in 2012 where he managed a hedge fund portfolio and led manager due diligence reviews. He joined NFA in 2017.

Mr. Urban is a Senior Director of Asset Strategies of NFA. He joined NFA in 2016. Prior to joining NFA, Mr. Urban worked for six years as an investment analyst for the Ohio Public Employees Retirement System, where he was most recently responsible for hedge fund manager selection and due diligence as well as portfolio risk management.

The Statement of Additional Information (“SAI”) for the Funds, dated April 29, 2020, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Funds. For information on how to obtain a copy of the SAI for the Funds, please see the section entitled, “More Information about the Funds.”

What are the fees and expenses of each Fund and what might they be after the Transactions?
The following tables describe the fees and expenses that you may pay when buying and holding shares of the Funds, depending on the share class you hold, followed by those estimated to be charged with respect to the corresponding class of Acquiring Fund Shares after the Transactions. The operating expenses shown for the Funds are based on expenses incurred during the Funds’ 12-month period ended December 31, 2019. The tables below also include the pro forma expenses for each Acquiring Fund after the Transaction with the corresponding Target Fund and for the relevant share classes. In addition, the fees and expenses do not include sales charges and other expenses that may be imposed by Variable Contracts.  If these amounts were reflected, the fees and expenses would be higher than shown.  Such sales charges and other expenses are described in the Variable Contract’s prospectus.

FEE TABLES FOR THE FUNDS

Transaction #1:  DFA Capital Appreciation Fund Merging into ID Capital Appreciation Fund

Class II Shares
	Actual		Pro forma*
	NVIT DFA Capital Appreciation Fund (Target Fund) – Class II	NVIT Investor Destinations Capital Appreciation Fund (Acquiring Fund) – Class II	NVIT Investor Destinations Capital Appreciation Fund (Acquiring Fund) – Class II after Transaction with NVIT DFA Capital Appreciation Fund (Target Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.17%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.46%	0.19%	0.19%
Acquired Fund Fees and Expenses	0.28%	0.27%	0.27%

Total Annual Fund Operating Expenses	1.16%	0.84%	0.84%
Fee Waiver/Expense Reimbursement	(0.24)%(1)	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.92%	0.84%	0.84%

Class P Shares
	Actual		Pro forma*
	NVIT DFA Capital Appreciation Fund (Target Fund) – Class P	NVIT Investor Destinations Capital Appreciation Fund (Acquiring Fund) – Class P	NVIT Investor Destinations Capital Appreciation Fund (Acquiring Fund) – Class P after Transaction with NVIT DFA Capital Appreciation Fund (Target Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.17%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.31%	0.04%	0.04%
Acquired Fund Fees and Expenses	0.28%	0.27%	0.27%
Total Annual Fund Operating Expenses	1.01%	0.69%	0.69%
Fee Waiver/Expense Reimbursement	(0.24)%(1)	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.77%	0.69%	0.69%
*	Pro forma expenses are estimated as if the Transaction occurred on January 1, 2019.
(1)
The Trust and NFA have entered into a written contract limiting annual fund operating expenses to 0.24% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least April 30, 2021. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

Transaction #2:  DFA Moderate Fund Merging into ID Moderate Fund

Class II Shares
	Actual		Pro forma*
	NVIT DFA Moderate Fund (Target Fund) – Class II	NVIT Investor Destinations Moderate Fund (Acquiring Fund) – Class II	NVIT Investor Destinations Moderate Fund (Acquiring Fund) – Class II after Transaction with NVIT DFA Moderate Fund (Target Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.17%	0.13%	0.13%

Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.44%	0.19%	0.19%
Acquired Fund Fees and Expenses	0.24%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.10%	0.83%	0.83%
Fee Waiver/Expense Reimbursement	(0.22)%(1)	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.88%	0.83%	0.83%

Class P Shares
	Actual		Pro forma*
	NVIT DFA Moderate Fund (Target Fund) – Class P	NVIT Investor Destinations Moderate Fund (Acquiring Fund) – Class P	NVIT Investor Destinations Moderate Fund (Acquiring Fund) – Class P after Transaction with NVIT DFA Moderate Fund (Target Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.17%	0.13%	0.13%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other Expenses	0.29%	0.04%	0.04%
Acquired Fund Fees and Expenses	0.24%	0.26%	0.26%
Total Annual Fund Operating Expenses	0.95%	0.68%	0.68%
Fee Waiver/Expense Reimbursement	(0.22)%(1)	None	None
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	0.73%	0.68%	0.68%
*	Pro forma expenses are estimated as if the Transaction occurred on January 1, 2019.
(1)
The Trust and NFA have entered into a written contract limiting annual fund operating expenses to 0.24% (excluding Rule 12b-1 fees, administrative services fees, acquired fund fees and expenses, and certain other expenses) until at least April 30, 2021. The expense limitation agreement may be changed or eliminated only with the consent of the Board of Trustees of the Trust. The Adviser may request and receive reimbursement from the Fund for advisory fees waived or other expenses reimbursed by the Adviser pursuant to the expense limitation agreement at a date not to exceed three years from the date on which the corresponding waiver or reimbursement to the Fund was made. However, no reimbursement may be made unless: (i) the Fund’s assets exceed $100 million and (ii) the total annual expense ratio is no higher than the amount of the expense limitation that was in place at the time the Adviser waived the fees or reimbursed the expenses and does not cause the expense ratio to exceed the current expense limitation. Reimbursement by the Fund of amounts previously waived or reimbursed by the Adviser is not permitted except as provided for in the expense limitation agreement.

EXAMPLES

These Examples are intended to help you compare the costs of investing in Target Fund shares with the cost of investing in Acquiring Fund Shares of the comparable class, both before and after the Transactions.  The Examples, however, do not include charges that are imposed by Variable Contracts.  If these charges were reflected, the expenses listed below would be higher.  The Examples assume that you invest $10,000 in the Funds for the time periods indicated and then sell all of your shares at the end of those time periods. The Examples assume a 5% return each year and no change in expenses. Although your actual costs may be higher or lower, based on these assumptions, the costs would be:

Transaction #1:  DFA Capital Appreciation Fund Merging into ID Capital Appreciation Fund

Class II
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class II Shares	$94	$345	$615	$1,388
Acquiring Fund – Class II Shares	$86	$268	$466	$1,037
Pro forma Acquiring Fund – Class II Shares (after the Transaction with Target Fund)	$86	$268	$466	$1,037

Class P
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class P Shares	$79	$298	$535	$1,214
Acquiring Fund – Class P Shares	$70	$221	$384	$859
Pro forma Acquiring Fund – Class P Shares (after the Transaction with Target Fund)	$70	$221	$384	$859

Transaction #2:  DFA Moderate Fund Merging into ID Moderate Fund

Class II
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class II Shares	$90	$328	$585	$1,321
Acquiring Fund – Class II Shares	$85	$265	$460	$1,025
Pro forma Acquiring Fund – Class II Shares (after the Transaction with Target Fund)	$85	$265	$460	$1,025

Class P
	1 Year	3 Years	5 Years	10 Years
Target Fund – Class P Shares	$75	$281	$504	$1,146
Acquiring Fund – Class P Shares	$69	$218	$379	$847
Pro forma Acquiring Fund – Class P Shares (after the Transaction with Target Fund)	$69	$218	$379	$847

These are just examples. They do not represent past or future expenses or returns. Each Fund pays its own operating expenses. The effects of these expenses are reflected in the net asset value and are not directly charged to your account. The expenses of each of the Funds comprise expenses attributable to each Fund, respectively, as well as expenses not attributable to any particular series of the Trust that are allocated among the various series of the Trust.
How do the performance records of the Funds compare?
The following bar charts and tables provide some indication of the risks of investing in the Funds. The bar charts show the volatility or variability of the Funds’ annual total returns over time and shows that each Fund’s performance can change from year to year. The tables show the Funds’ average annual total returns for certain time periods compared to the returns of a comparable broad-based securities index. Remember, however, that past performance is not necessarily an indication of how the Funds will perform in the future. The returns shown in the bar charts and tables do not include charges that are imposed by variable insurance contracts. If these amounts were reflected, returns would be less than those shown.

Transaction #1:  DFA Capital Appreciation Fund Merging into ID Capital Appreciation Fund

NVIT DFA Capital Appreciation Fund – Class II Shares

Annual Total Returns
(Years Ended December 31,)

Highest Quarter: 9.80% - 1st qtr. of 2019
Lowest Quarter: -11.89% - 4th qtr. of 2018

Year-to-date total return as of March 31, 2020:  -21.39%

NVIT Investor Destinations Capital Appreciation Fund – Class II Shares

Annual Total Returns
(Years Ended December 31,)

Highest Quarter: 9.40% - 3rd qtr. of 2010
Lowest Quarter: -11.73% - 3rd qtr. of 2011

Year-to-date total return as of March 31, 2020:  -15.64%

		Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	Since Target Fund Inception[1]	10 Years
Target Fund – Class II	19.77%	6.46%	7.91%	N/A
Acquiring Fund – Class II	19.94%	6.66%	N/A	8.01%

Target Fund – Class P	19.90%	6.60%	8.06%	N/A
Acquiring Fund – Class P2	20.11%	6.82%	N/A	8.14%

Performance Benchmark for Target Fund
Morningstar Moderately Aggressive Target Risk Index[3]	22.97%	7.96%	8.91%	N/A
Performance Benchmark for Acquiring Fund
Morningstar Moderate Target Risk Index[3]	19.04%	6.75%	N/A	7.72%
1 The inception date for the Target Fund is January 7, 2013.
2 The inception date for Class P shares of the Acquiring Fund is April 30, 2012.  Pre-inception historical performance for Class P shares is based on the previous performance of Class II shares of the Acquiring Fund.  Performance for Class P shares has not been adjusted to reflect that share class’s lower expenses than those of Class II shares.
3 Unlike mutual funds, indexes do not incur expenses. If expenses were deducted, the actual returns of the Indexes would be lower. Individuals cannot invest directly in an index.

		Average Annual Total Returns for the Periods Ended March 31, 2020
	1 Year	5 Years	Since Target Fund Inception[1]	10 Years
Target Fund – Class II	-14.25%	1.01%	4.10%	N/A
Acquiring Fund – Class II	-7.32%	2.59%	N/A	5.79%

Target Fund – Class P	-14.06%	1.15%	4.27%	N/A
Acquiring Fund – Class P2	-7.20%	2.74%	N/A	5.92%

Performance Benchmark for Target Fund
Morningstar Moderately Aggressive Target Risk Index[3]	-9.58%	3.23%	5.54%	N/A

Performance Benchmark for Acquiring Fund
Morningstar Moderate Target Risk Index[3]	-5.12%	3.44%	N/A	5.85%
1 The inception date for the Target Fund is January 7, 2013.
2 The inception date for Class P shares of the Acquiring Fund is April 30, 2012.  Pre-inception historical performance for Class P shares is based on the previous performance of Class II shares of the Acquiring Fund.  Performance for Class P shares has not been adjusted to reflect that share class’s lower expenses than those of Class II shares.
3 Unlike mutual funds, indexes do not incur expenses. If expenses were deducted, the actual returns of the Indexes would be lower. Individuals cannot invest directly in an index.

Transaction #2:  DFA Moderate Fund Merging into ID Moderate Fund

NVIT DFA Moderate Fund – Class II Shares

Annual Total Returns
(Years Ended December 31,)

Highest Quarter: 8.00% - 1st qtr. of 2019
Lowest Quarter: -9.74% - 4th qtr. of 2018

Year-to-date total return as of March 31, 2020:  -18.17%

NVIT Investor Destinations Moderate Fund – Class II Shares

Annual Total Returns
(Years Ended December 31,)

Highest Quarter: 8.05% - 3rd qtr. of 2010
Lowest Quarter: -9.76% - 3rd qtr. of 2011

Year-to-date total return as of March 31, 2020:  -13.45%

		Average Annual Total Returns for the Periods Ended December 31, 2019
	1 Year	5 Years	Since Target Fund Inception[1]	10 Years
Target Fund – Class II	17.51%	5.67%	6.77%	N/A
Acquiring Fund – Class II	17.74%	6.02%	N/A	7.27%

Target Fund – Class P	17.71%	5.81%	6.92%	N/A
Acquiring Fund – Class P2	17.83%	6.17%	N/A	7.39%

Performance Benchmark for both Target Fund and Acquiring Fund
Morningstar Moderate Target Risk Index[3]	19.04%	6.75%	7.34%	7.72%

1 The inception date for the Target Fund is January 7, 2013.
2 The inception date for Class P shares of the Acquiring Fund is April 30, 2012.  Pre-inception historical performance for Class P shares is based on the previous performance of Class II shares of the Acquiring Fund.  Performance for Class P shares has not been adjusted to reflect that share class’s lower expenses than those of Class II shares.
3 Unlike mutual funds, indexes do not incur expenses. If expenses were deducted, the actual returns of the Indexes would be lower. Individuals cannot invest directly in an index.

		Average Annual Total Returns for the Periods Ended March 31, 2020
	1 Year	5 Years	Since Target Fund Inception[1]	10 Years
Target Fund – Class II	-10.96%	1.12%	3.62%	N/A
Acquiring Fund – Class II	-5.68%	2.54%	N/A	5.38%

Target Fund – Class P	-10.76%	1.27%	3.77%	N/A
Acquiring Fund – Class P2	-5.47%	2.70%	N/A	5.50%

Performance Benchmark for both Target Fund and Acquiring Fund
Morningstar Moderate Target Risk Index[3]	-9.58%	3.23%	5.54%	6.43%

1 The inception date for the Target Fund is January 7, 2013.
2 The inception date for Class P shares of the Acquiring Fund is April 30, 2012.  Pre-inception historical performance for Class P shares is based on the previous performance of Class II shares of the Acquiring Fund.  Performance for Class P shares has not been adjusted to reflect that share class’s lower expenses than those of Class II shares.
3 Unlike mutual funds, indexes do not incur expenses. If expenses were deducted, the actual returns of the Indexes would be lower. Individuals cannot invest directly in an index.

Where can I find more financial information about the Funds?
The Funds’ Annual Reports contain a discussion of each Fund’s performance during their fiscal year ending December 31, 2019, and show per share information for each of the previous five fiscal years.  These documents are available upon request. (See “More Information about the Funds.”)

What are other key features of the Funds?
Investment Advisory Fees. NFA is the investment adviser of each Fund.  NFA has entered into separate investment advisory agreements relating to each Fund and each Fund pays NFA an investment advisory fee based on the Fund’s average daily net assets.  The investment advisory fees for the Funds are:

Fund	Investment Advisory Fee
NVIT DFA Capital Appreciation Fund and NVIT DFA Moderate Fund	0.17% on assets up to $500 million; and 0.13% on assets of $500 million and more.
NVIT Investor Destinations Capital Appreciation Fund and NVIT Investor Destinations Moderate Fund	0.13% on all assets

The investment advisory fees paid to NFA do not include, and are in addition to, the indirect investment management fees and other operating expenses that the Funds pay as shareholders of either the DFA Underlying Funds or the NFA Underlying Funds.  A discussion regarding the basis for the Board of Trustees’ approval of the investment advisory agreements for the Target Funds and the Acquiring Funds is available in the Funds’ annual reports to shareholders, which cover the fiscal year ended December 31, 2019.

Distribution Services. Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), One Nationwide Plaza, Mail Code 5-02-10, Columbus, Ohio 43215, serves as principal underwriter for all of the Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007. In its capacity as principal underwriter, NFD solicits orders for the sale of shares, advertises and pays the costs of distribution, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee imposed upon the sale of shares of each Fund. The Underwriting Agreement with the Trust covers all of the Funds.

Rule 12b-1 Plans. The Trust has adopted a distribution plan pursuant to Rule 12b-1 (the “Rule 12b-1 Plan”) and under the 1940 Act for each Target Fund’s and each Acquiring Fund’s Class II shares and Class P shares. The Rule 12b-1 Plan permits each Fund to compensate NFD, as each Target Fund’s and each Acquiring Fund’s principal underwriter, for expenses associated with the distribution of Class II shares and Class P shares of the Funds. Although actual distribution expenses may be more or less, Class II shares and Class P shares pay NFD an annual fee under the Distribution Plan an amount that will not exceed 0.25%. The Rule 12b-1 Plan applies to both Target Funds and both Acquiring Funds.

Purchase, Exchange and Redemption Procedures. Generally, there are no differences between each Fund’s procedures with regard to the purchase, exchange and redemption of Fund shares.  You may refer to the prospectuses for the Target Funds and Acquiring Funds under the section entitled “Investing with Nationwide Funds” for the purchase, exchange, and redemption procedures applicable to the purchases, exchanges and redemptions of each Fund’s shares.  In summary, the purchase, exchange, and redemption price of each share of the Funds is its net asset value next determined after the order is received in good order by the Fund or its agent.  Shares may be redeemed or exchanged at any time, subject to certain restrictions.  Your Variable Contract may impose a sales charge and, because Variable Contracts may have different provisions with respect to the timing and method of redemptions, Contract Owners should contact their insurance company directly for details concerning these transactions.

Dividends, Distributions and Taxes.  Generally, there are no differences between each Fund’s procedures with regard to dividends, distributions and taxes.  You may refer to the prospectuses for the Funds under the section entitled “Distributions and Taxes.”  In summary, substantially all of each Fund’s net investment income, if any, is declared and paid as a dividend quarterly.  Any net realized capital gains of a Fund will be declared and paid to shareholders at least annually.  All income and capital gain distributions are automatically reinvested in shares of the applicable Fund.  Generally, Contract Owners are not taxed currently on income or gains realized under such contracts until the income or gain is distributed.  However, income distributions from such contracts will be taxable at ordinary income tax rates, subject to certain early withdrawal penalties.

COMPARISON OF INVESTMENT OBJECTIVES, PRINCIPAL STRATEGIES, POLICIES AND PRINCIPAL RISKS

This section describes the investment objectives, principal strategies and the key investment policies of the Funds, as well as the principal risks associated with such objectives, principal strategies and policies. For a complete description of each Acquiring Fund’s principal strategies, policies and principal risks, you should read the Acquiring Fund Summary Prospectus, which is included with this Prospectus/Information Statement.

What are the differences between the investment objectives of the Target Funds and the Acquiring Funds?
The DFA Capital Appreciation Fund seeks primarily to provide growth of capital, and secondarily current income.  The ID Capital Appreciation Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.

The DFA Moderate Fund seeks a high level of total return consistent with a moderate level of risk.  The ID Moderate Fund seeks a high level of total return consistent with a moderate level of risk as compared to other NVIT Investor Destinations Funds.

The Funds’ investment objectives are non-fundamental and may be changed by the Board without shareholder approval upon 60 days’ written notice to shareholders.

What are the most significant differences between the principal strategies and policies of the Target Funds compared to the Acquiring Funds?
Each Fund operates as a “fund-of-funds” that invests primarily in other mutual funds.  Each Fund offers diversification across traditional asset classes, such as U.S. stocks, international stocks, and bonds, and each Fund is designed to provide a different asset allocation option corresponding to different investment goals and risk tolerance levels.  Each of the Funds also invests in a fixed interest contract issued by Nationwide Life Insurance Company (“Nationwide Contract”).  The main difference between the Target Funds and the Acquiring Funds is that the Target Funds invest primarily in unaffiliated mutual funds managed by DFA, while the Acquiring Funds invest primarily in affiliated mutual funds and exchange-traded funds (“ETFs”) that are advised by NFA, the Acquiring Funds’ investment adviser.  For purposes of equity exposure, the DFA Underlying Funds generally invest in companies that may be considered to be “value” companies, based on such factors as the company’s stock price relative to its book value, earnings and cash flow. By contrast, the NFA Underlying Funds do not emphasize either growth or value stocks.  Further, many of the NFA Underlying Funds operate as index funds, which means they seek to match the investment returns of specified stock or bond indices before the deduction of underlying fund expenses.  The DFA Underlying Funds do not operate as index funds.

Through their investment in underlying funds, each of the Funds also may use derivatives.  The DFA Underlying Funds, in which both of the Target Funds invest, may use derivatives to adjust market exposure based on actual or expected cash inflows to or outflows.  These derivatives may include futures contracts and options on futures contracts for foreign and/or U.S. securities and indices.  The DFA Underlying Funds also may lend their portfolio securities to generate additional income.  Some of the NFA Underlying Funds, in which both of the Acquiring Funds invest, may use futures, swaps and options, either to hedge against investment risks, to obtain exposure to certain securities or groups of securities, or otherwise to increase returns.  The NFA Underlying Funds do not lend securities as a principal investment strategy.

Although each Fund seeks to provide diversification across major asset classes, each Fund invests a significant portion of its assets in a small number of issuers (i.e., one or more underlying funds or the Nationwide Contract).  However, many of the underlying funds in which the Funds invest are diversified.  In addition, each Acquiring Fund may invest directly in securities and derivatives in addition to investing in NFA Underlying Funds.  The Target Funds do not, as a principal investment strategy, invest directly in securities or derivatives.

Each Fund is classified as “non-diversified” under applicable federal law, which means that, with respect to 75% of its total assets, the Fund may invest more than 5% of such assets in any one issuer or may hold more than 10% of the outstanding securities of any one issuer.  No Fund will purchase the securities of any issuer if, as a result, 25% or more of the Fund’s total assets would be invested in securities of issuers in the same industry.

Transaction #1:  DFA Capital Appreciation Fund Merging into ID Capital Appreciation Fund

The DFA Capital Appreciation Fund is designed for investors who are interested in maximizing growth potential and are willing to assume a higher level of risk to potentially achieve greater returns.  These investors should have a long-term investment horizon and be able to withstand significant fluctuations in value.  The ID Capital Appreciation Fund is designed for investors who want to emphasize capital growth over the long term, and who have a tolerance for possible short-term losses, but who also seek to reduce risk by including some investments offering investment income.

Each Fund pursues its objective by investing considerably in underlying funds that invest in equity securities, such as common stocks of U.S. and international companies (including smaller companies), that may offer opportunities for capital growth.  Some international companies in which the DFA Capital Appreciation Fund invests may be located in or tied economically to emerging market countries.  The DFA Capital Appreciation Fund also may invest in stocks of real estate companies.  The ID Capital Appreciation Fund, by contrast, does not invest in stocks of real estate companies or of companies located in or tied to emerging market countries as principal strategies.  Each of the DFA Capital Appreciation Fund and the ID Capital Appreciation Fund also invests to a lesser extent in bonds (including mortgage-backed securities) in order to reduce portfolio volatility and to generate investment income.  Bonds in which the DFA Capital Appreciation Fund invests also may include asset-backed securities, whereas the ID Capital Appreciation Fund does not include asset-backed securities as a principal strategy.  At present, the DFA Capital Appreciation Fund allocates approximately 75% to equity securities and 25% to bonds, while the ID Capital Appreciation Fund allocates approximately 70% to equities and 30% to bonds. Among equities, the DFA Capital Appreciation Fund allocates 52% to U.S. stocks and 23% to international stocks, while the ID Capital Appreciation Fund allocates 45% to U.S. stocks and 25% to international stocks.  These allocations for both Funds are subject to change at NFA’s discretion.  Through its investments in the DFA Underlying Funds, the DFA Capital Appreciation Fund may emphasize one or more countries or sectors, whereas the ID Capital Appreciation Fund does not emphasize any particular country or sector.

Transaction #2:  DFA Moderate Fund Merging into ID Moderate Fund

The DFA Moderate Fund is designed for investors who seek capital growth, but also some investment income from bonds.  The DFA Moderate Fund also is designed for investors who have a longer time horizon and who have a moderate toleration for fluctuations in portfolio value.  The ID Moderate Fund is designed for investors who have a lower tolerance for risk than more aggressive investors and who are seeking both capital growth and income.  The ID Moderate Fund also is designed for investors who have a longer time horizon and who are willing to accept moderate short-term price fluctuations in exchange for potential longer-term returns.

Each Fund pursues its objective by investing a majority of its assets in underlying funds that invest in equity securities, such as common stocks of U.S. and international companies (including smaller companies), that may offer opportunities for capital growth, but also a considerable portion of its assets in underlying funds that invest in bonds (including mortgage-backed securities) in order to generate investment income.  Bonds in which the DFA Moderate Fund invests also may include asset-backed securities, whereas the ID Moderate Fund does not include asset-backed securities as a principal strategy.  At present, the DFA Moderate Fund allocates approximately 65% to equity securities and 35% to bonds, while the ID Moderate Fund allocates approximately 60% to equities and 40% to bonds.  Among equities, the DFA Moderate Fund allocates 42% to U.S. stocks and 23% to international stocks, while the ID Moderate Fund allocates 37% to U.S. stocks and 23% to international stocks.  These allocations for both Funds are subject to change at NFA’s discretion.  Through its investments in the DFA Underlying Funds, the DFA Moderate Fund may emphasize bonds issued by U.S. and foreign banks, whereas the ID Moderate Fund does not emphasize any particular industry or sector.

How do the fundamental investment restrictions of the Target Funds differ from the Acquiring Funds?

The Target Funds and Acquiring Funds have adopted identical fundamental investment restrictions. Neither Fund may change any of its fundamental investment restrictions without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding shares means the vote of (A) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (B) a majority of the outstanding voting securities, whichever is less. Each of the Acquiring Fund’s fundamental investment restrictions are listed in the Acquiring Funds’ Statement of Additional Information dated April 29, 2020 (1933 Act File No. 002-73024), which is incorporated by reference into the SAI relating to this Prospectus/Information Statement and is available upon request.

What are the principal risk factors associated with investments in the Funds?
Like all investments, an investment in any of the Funds involves risk. There is no assurance that the Funds will meet their investment objectives. A Fund’s ability to achieve its objective will depend, among other things, on the portfolio managers’ analytical and portfolio management skills. If the value of a Fund’s investments goes down, you may lose money.

The following principal risks apply to each Target Fund and each Acquiring Fund:

Fund-of-funds risk – there are certain risks associated with a structure whereby the Fund invests primarily in other funds. These risks include that: (1) the Fund will indirectly pay a proportional share of the fees and expenses of the underlying funds in which it invests; (2) the Fund’s investment performance is directly tied to the performance of the underlying funds in which it invests. If one or more underlying funds fails to meet its investment objective, the Fund’s performance could be negatively affected; (3) the Fund is subject to different levels and combinations of risk based on its actual allocation among the various asset classes and underlying funds. The potential impact of the risks related to an asset class depends on the size of the Fund’s investment allocation to it; (4) the investment adviser's evaluations and allocation among asset classes and underlying funds may be incorrect; (5) the investment adviser may add or delete underlying funds, or alter the Fund’s asset allocation, at its discretion. Changes to the Fund’s underlying funds or allocation (or the lack thereof) could affect both the level of risk and the potential for gain or loss; and (6) by investing in the Nationwide Contract, the investment adviser could be subject to a potential conflict of interest because Nationwide Life Insurance Company, an affiliate of the investment adviser, also earns money.

In addition to the foregoing, each Acquiring Fund also is subject to the risk that in selecting the underlying funds in which the Fund invests, NFA, as the investment adviser, is subject to an additional conflict of interest because NFA is also the investment adviser to most, if not all, of the ID Underlying Funds. NFA receives advisory fees from the ID Underlying Funds and, therefore, has an incentive to invest the Fund’s assets in the ID Underlying Funds instead of unaffiliated Underlying Funds. In addition, NFA might have an interest in making an investment in an ID Underlying Fund, or in maintaining an existing investment in an ID Underlying Fund, in order to benefit that ID Underlying Fund (for example, by assisting the affiliated ID Underlying Fund in achieving or maintaining scale).

Regardless of the conflicts of interest inherent in investing in either the Nationwide Contract or the ID Underlying Funds, NFA has a fiduciary duty to each Fund and must act in the best interest of each such Fund.

Management risk – the Fund is subject to the risk that the methods and analyses employed by its investment adviser, or by the investment advisers or subadvisers to the underlying funds, may not produce the desired results. This could cause the Fund to lose value or its results to lag those of relevant benchmarks or other funds with similar objectives.

Equity securities risk – stock markets are volatile. The price of an equity security fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

Market risk – the risk that one or more markets in which the Fund or an underlying fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.

Foreign securities risk – foreign securities may be more volatile, harder to price and less liquid than U.S. securities. The prices of foreign securities may be further affected by other factors, such as changes in the exchange rates between the U.S. dollar and the currencies in which the securities are traded.

Smaller company risk – smaller companies are usually less stable in price and less liquid than larger, more established companies. Smaller companies are more vulnerable than larger companies to adverse business and economic developments and may have more limited resources. Therefore, they generally involve greater risk.

Fixed-income securities risk – investments in fixed-income securities, such as bonds, subject the Fund to interest rate risk, credit risk and prepayment and call risk, which may affect the value of your investment. Interest rate risk is the risk that the value of fixed-income securities will decline when interest rates rise. Prices of longer-term securities generally change more in response to interest rate changes than prices of shorter-term securities.

To the extent an underlying fund invests a substantial portion of its assets in debt securities with longer-term maturities, rising interest rates are more likely to cause periods of increased volatility and redemptions, and may cause the value of the Fund’s investments to decline significantly. Currently, interest rates are at or near historic lows, which may increase an underlying fund's exposure to the risks associated with rising interest rates. Recent and potential future changes in government policy may affect interest rates.

Credit risk is the risk that the issuer of a bond may default if it is unable to pay interest or principal when due. If an issuer defaults, the underlying fund, and therefore the Fund, may lose money. Changes in a bond issuer’s credit rating or the market’s perceptions of an issuer’s creditworthiness also may affect the value of a bond. Prepayment and call risk is the risk that certain debt securities will be paid off by the issuer more quickly than anticipated. If this occurs, an underlying fund may be required to invest the proceeds in securities with lower yields.

Mortgage-backed securities risk – mortgage-backed securities generally are subject to the same types of risk that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk. Mortgage-backed securities also are subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment. Through its investments in mortgage-backed securities, an Underlying Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans, which are loans made to borrowers with weakened credit histories, generally have higher default rates than loans that meet government underwriting requirements.

Liquidity risk – when there is little or no active trading market for specific types of securities or instruments, it can become more difficult to sell the securities or instruments at or near their perceived value. An inability to sell a portfolio position can adversely affect the Fund's or underlying fund's value or prevent an underlying fund from being able to take advantage of other investment opportunities. Liquidity risk also includes the risk that an underlying fund will experience significant net redemptions of its shares at a time when it cannot find willing buyers for its portfolio securities or instruments or can sell its portfolio securities or instruments only at a material loss. To meet redemption requests, an underlying fund may be forced to sell other securities or instruments that are more liquid, but at unfavorable times and conditions. Investments in foreign securities tend to have more exposure to liquidity risk than domestic securities.

Limited portfolio holdings risk – because the Fund may hold large positions in an underlying fund or the Nationwide Contract, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return. Funds that invest in a relatively small number of securities may be subject to greater volatility than a more diversified fund.

Derivatives risk – derivatives may be volatile and may involve significant risks. The underlying security, commodity, measure or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Normally derivatives involve leverage, which means that their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing a Fund's or underlying fund's losses and reducing the Fund's or underlying fund's opportunities for gains. Some derivatives have the potential for unlimited loss, including a loss that may be greater than the amount invested. They also present default risks if the counterparty to a derivatives contract fails to fulfill its obligations to the Fund or underlying fund. Certain derivatives held by a Fund or underlying fund may be illiquid, making it difficult to close out an unfavorable position.

Futures – the prices of futures contracts typically are more volatile than those of stocks and bonds. Small movements in the values of the assets or measures underlying futures contracts can cause disproportionately larger losses to the Fund or an underlying fund. While futures may be more liquid than other types of derivatives, they may experience periods when they are less liquid than stocks, bonds or other investments.

Options – purchasing and writing put and call options are highly specialized activities and entail greater-than-ordinary investment risks. Investments in options are considered speculative. An option is an agreement that, for a premium payment or fee, gives the option holder (the purchaser) the right but not the obligation to buy (a “call option”) or sell (a “put option”) the underlying security or futures contract (or settle for cash an amount based on an underlying asset, rate or index) at a specified price (the “exercise price”) during a period of time or on a specified date. When the underlying fund writes (sells) an option, it profits if the option expires unexercised, because it retains the premium the buyer of the option paid. However, if the underlying fund writes a call option, it incurs the risk that the market price of the underlying security or futures contract could increase above the option's exercise price. If this occurs, the option could be exercised and the underlying fund would be forced to sell the underlying security or futures contract at a lower price than its current market value. If the underlying fund writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option's exercise price. If this occurs, the option could be exercised and the underlying fund would be forced to buy the underlying security or futures contract at a higher price than its current market value. When the underlying fund purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option). If an option purchased by the underlying fund were permitted to expire without being sold or exercised, its premium would represent a loss to the Fund.

Swaps – (Acquiring Funds only)  Using swaps can involve greater risks than if an underlying fund were to invest directly in the underlying securities or assets. Because swaps often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing an underlying fund's losses and reducing the underlying fund's opportunities for gains. Currently there are few central exchanges or markets for swap contracts, and therefore they may be less liquid than exchange-traded instruments. If a swap counterparty fails to meet its obligations under the contract, the underlying fund may lose money.

In addition to the foregoing, each of the Target Funds (but neither of the Acquiring Funds) is subject to the following principal risks:

Value style risk – (Target Funds only)  Value investing carries the risk that the market will not recognize a security’s intrinsic value for a long time or that a stock judged to be undervalued actually may be appropriately priced. In addition, value stocks as a group may be out of favor at times and underperform the overall equity market for long periods while the market concentrates on other types of stocks, such as “growth” stocks.

Asset-backed securities risk – (Target Funds only)  These securities generally are subject to the same types of risks that apply to other fixed-income securities, such as interest rate risk, credit risk, and prepayment and call risk.  The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities.

Securities lending risk – (Target Funds only) is the risk that the borrower may fail to return the loaned securities in a timely manner or not at all. The value of your investment may be affected if there is a delay in recovering the loaned securities, if the Fund does not recover the loaned securities, or if the value of the collateral, in the form of cash or securities, held by the Fund for the loaned securities, declines.

In addition to the foregoing, each of the Acquiring Funds (but neither of the Target Funds) is subject to the following principal risks:

Exchange-traded funds risk – (Acquiring Funds only) when the Fund invests in an exchange-traded fund (“ETF”), you will indirectly bear fees and expenses charged by the ETF in addition to the Fund’s direct fees and expenses. In addition, the Fund may be affected by losses of the ETF and the level of risk arising from the investment practices of the ETF (such as the use of leverage by the ETF). The Fund has no control over the investments and related risks taken by the ETF in which it invests. Additionally, investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted for a number of reasons.

Index fund risk – (Acquiring Funds only) an underlying fund that seeks to match the performance of an index does not use defensive strategies or attempt to reduce its exposure to poorly performing securities. Further, correlation between an underlying fund’s performance and that of the index may be negatively affected by the underlying fund’s expenses, changes in the composition of the index, and the timing of purchase and redemption of underlying fund shares.

In addition to the foregoing, the DFA Capital Appreciation Fund (but not the ID Capital Appreciation Fund) is subject to the following principal risks:

Emerging markets risk – (DFA Capital Appreciation Fund only) emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets. Since these markets are smaller than developed markets, they may be more likely to suffer sharp and frequent price changes or long-term price depression because of adverse publicity, investor perceptions or the actions of a few large investors. Practices in relation to settlement of securities transactions in emerging markets involve higher risks than those in developed markets, in part because the Fund will need to use brokers and counterparties that are less well capitalized, and custody and registration of assets in some countries may be unreliable compared to developed markets. Many emerging markets also have histories of political instability and abrupt changes in policies. Certain emerging markets may also face other significant internal or external risks, including the risk of war, nationalization of assets, and ethnic, religious and racial conflicts.

Real estate securities risk – (DFA Capital Appreciation Fund only) involves the risks that are associated with direct ownership of real estate and with the real estate industry in general. These risks include possible declines in the value of real estate, possible lack of availability of mortgage funds, unexpected vacancies of properties, and the relative lack of liquidity associated with investments in real estate.

Country or sector risk – (DFA Capital Appreciation Fund only) if the Fund emphasizes one or more countries or economic sectors, it may be more susceptible to the financial, market or economic events affecting the particular issuers in which it invests than funds that do not emphasize particular countries or sectors.

In addition to the foregoing, the DFA Moderate Fund (but not the ID Moderate Fund) is subject to the following principal risk:

Banking sector risk – (DFA Moderate Fund only) in general, a Fund that emphasizes one or more economic sectors may be more susceptible to the financial, market or economic events affecting the particular issuers and industries participating in such sectors than funds that do not emphasize particular sectors. Banks are very sensitive to changes in money market and general economic conditions. The profitability of banks is dependent on their being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. The failure of borrowers to repay their loans can adversely affect a bank’s financial situation.

FACTORS CONSIDERED BY THE BOARD
NFA proposed the Transactions at the Board’s June 10, 2020 meeting.  In approving the proposal, the Board considered, among other things: that each Acquiring Fund has substantially similar investment policies to the corresponding Target Fund; that each Transaction would not result in any change in Fund expenses for shareholders of each Acquiring Fund; that each Transaction would result in a decrease in Fund expenses for

shareholders of each Target Fund;   that NFA would bear all expenses (other than brokerage expense) of the Transactions; that the Transactions will be effected on the basis of each Fund’s net asset values per share; and that NFA had otherwise determined that the Transactions would not result in the dilution of the interest of shareholders of any Fund.
Based on its review of these factors and other information presented to it, and on the basis of NFA’s recommendations, the Board, including a majority of the Independent Trustees, determined that the Transactions would be in the best interests of each Fund and that the interests of existing shareholders of each Fund would not be diluted as a result of effecting the Transactions.

INFORMATION ABOUT THE TRANSACTIONS AND THE PLAN

This is only a summary of the Plan and is qualified in its entirety by the Plan. You should read the actual Plan relating to the Transactions, which is attached as Exhibit A to this Prospectus/Information Statement and is incorporated herein by reference.

How will the Transactions be carried out?
Each Transaction will take place after the parties to the Plan satisfy various conditions. On the Closing Date, each Target Fund will deliver to the corresponding Acquiring Fund all of its Assets, and the corresponding Acquiring Fund will assume any liabilities of such Target Fund. In exchange, the Trust, on behalf of the Target Fund, will receive Acquiring Fund Shares to be distributed pro rata to the Target Fund’s shareholders. The value of the Assets to be delivered to each Acquiring Fund shall be the value of such assets computed as of the close of business of the New York Stock Exchange, Inc. (“NYSE”) (normally 4:00 p.m., Eastern Time) on the last business day prior to the Closing Date (the “Valuation Date”). Both Target Funds and both Acquiring Funds are subject to the same Valuation Procedures governing the method by which individual portfolio securities held by the Funds are valued in order to determine each Fund’s net asset value.

The stock transfer books of each Target Fund will be permanently closed as of the close of business of the NYSE on the business day before the Valuation Date. Each Target Fund will accept requests for redemption only if received in proper form before that time. Requests received after that time will be considered requests to redeem shares of the corresponding Acquiring Fund.

To the extent permitted by law, the Plan may be amended at the direction of the Board. The Board may also agree to terminate and abandon one or both Transactions at any time or may terminate and abandon one or both Transactions if certain conditions required under the Plan have not been satisfied.

Who will pay the expenses of the Transactions?
The expenses related to the Transactions (excluding brokerage costs, if any), including the costs associated with the delivery of this Prospectus/Information Statement, will be paid by NFA. Brokerage costs following the Transactions (to the extent there are any) will be paid by the Acquiring Funds, which ultimately are paid by all shareholders of the Acquiring Funds.

What are the tax consequences of the Transactions?

The following is a general summary of the material federal income tax consequences of the Transactions and is based upon the current provisions of the Internal Revenue Code of 1986, as amended (the “Code”), the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisors as to the federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

Each Fund has elected and qualified since its inception for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Code and each Acquiring Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Code for its taxable year that includes the Closing Date.

Each Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Code. Neither the Target Funds nor the Acquiring Funds have requested or will request an advance ruling from the IRS as to the federal tax consequences of the Transactions. Based on certain assumptions and customary representations to be made on behalf of the Target Funds and Acquiring Funds, Stradley Ronon Stevens & Young, LLP (the Trust’s legal counsel) will, as a condition to the closing of the Transactions, provide a legal opinion to the effect that, for federal income tax purposes, (i) shareholders of each Target Fund will not recognize any gain or loss as a result of the exchange of their shares of such Target Fund for shares of the corresponding Acquiring Fund, (ii) neither Acquiring Fund will recognize any gain or loss upon receipt by such Acquiring Fund of the corresponding Target Fund’s assets, (iii) neither Target Fund will recognize any gain or loss upon the transfer of its Assets to the corresponding Acquiring Fund in exchange for Acquiring Fund Shares or upon the distribution of those Acquiring Fund Shares to the shareholders of such Target Fund, (iv) the basis of the assets of each Target Fund received by the corresponding Acquiring Fund will be the same as the basis of those assets in the hands of the corresponding Target Fund immediately prior to the Transaction, and the Acquiring Fund’s holding period in such assets will include the period during which such assets were held by the respective Target Fund and (v) the holding period and aggregate tax basis of the shares of each Acquiring Fund that are received by a Target Fund shareholder will be the same as the holding period and aggregate tax basis of the shares of such Target Fund previously held by such shareholder. Such opinion of counsel may state that no opinion is expressed as to the effect of the Transactions on the Funds or any shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes on the termination or transfer thereof under a mark-to-market system of accounting.

Opinions of counsel are not binding upon the IRS or the courts. If a Transaction is consummated but does not qualify as a tax-free reorganization under the Code, and thus is taxable, the applicable Target Fund would recognize gain or loss on the transfer of its Assets to the corresponding Acquiring Fund and each shareholder of such Target Fund would recognize a taxable gain or loss equal to the difference between its tax basis in the Target Fund Shares and the fair market value of the Acquiring Fund Shares it received. However, in light of the tax-favored status of the shareholders of the Acquiring Funds and the Target Funds, which are the Participating Insurance Companies and their separate accounts, failure of a Transaction to qualify as a tax-free reorganization should not result in any material adverse federal income tax consequences to the shareholders of either Fund or to Contract Owners that have selected either Fund as an investment option. The following discussion assumes that each Transaction qualifies as a tax-free reorganization for federal income tax purposes.

Target Fund Dividend Distribution. Prior to the closing of the Transaction, each Target Fund will distribute to its shareholders, in one or more taxable distributions, all of its income and gains (net of available capital loss carryovers) not previously distributed for taxable years ending on or prior to the date of closing of the applicable Transaction.

Sale of Assets.  Substantially all of each Target Fund’s portfolio securities will be sold in connection with the Transaction as distinct from normal portfolio turnover.  Such sale may occur before or after the date of closing of each Transaction.  These sales may result in the realization of capital gains, reduced by any available capital loss carryovers, which would be distributed to shareholders.  The amount of any capital gains that may be realized and distributed to the shareholders of a Target Fund will depend upon a variety of factors, including the Target Fund’s net unrealized appreciation in the value of its portfolio assets at that time and available capital loss carryovers. Taking into account the NVIT DFA Capital Appreciation Fund’s and the NVIT DFA Moderate Fund’s net unrealized appreciation in portfolio assets on a tax basis at December 31, 2019 of $1,082,997 (3.50% of net asset value) and $1,862,928 (6.20% of net asset value), respectively,  and the lack of capital loss carryovers available as of such date to offset any capital gains realized by a Target Fund, it is anticipated that the sale of such portfolio assets prior to the date of closing of the Transactions may result in capital gains being distributed to shareholders. Additionally, if the sale of such portfolio assets occurs after the date of closing of a Transaction, the ability of a combined Fund to fully utilize its Target Fund’s capital loss carryovers, if any as of the date of closing, to offset the resulting capital gain may be limited as described below with the result that shareholders of an Acquiring Fund may receive a greater amount of capital gain distributions than they would have had the Transaction not occurred. Transaction costs also may be incurred due to the repositioning of the portfolio.  NFA believes that these portfolio transaction costs will be immaterial in amount.

General Limitations on Capital Losses. The tax attributes, including capital loss carryovers, if any as of the date of closing of the Transaction, of the Target Funds move to the corresponding Acquiring Funds in the Transactions. The capital loss carryovers, if any as of the date of closing of the Transaction, of the Target Funds and the Acquiring Funds are available to offset future gains recognized by the combined Fund, subject to limitations under the Code. Where these limitations apply, all or a portion of a Fund’s capital loss carryovers may become unavailable the effect of which may be to increase the amount of taxable gain to the combined Fund and its shareholders post-closing. First, a Fund’s capital loss carryovers are subject to an annual limitation if a Fund undergoes a more than 50% change in ownership. The actual annual limitation will equal the aggregate NAV of the smaller Fund in the applicable Transaction on the Closing Date multiplied by the long-term tax-exempt rate for ownership changes during the month in which the Transaction closes; such limitation will be increased by the amount of any built-in gain (i.e., unrealized appreciation in the value of investments of the smaller Fund on the Closing Date that is recognized in a taxable year). Second, if a Fund has built-in gains at the time of the Transaction that are realized by the combined Fund in the five-year period following the Transaction, such built-in gains, when realized, may not be offset by the losses (including any capital loss carryovers and “built-in losses”) of the other Fund. Third, the capital losses of a Target Fund that may be used by the corresponding Acquiring Fund (including to offset any “built-in gains” of the Target Fund itself) for the first taxable year ending after the Closing Date will be limited to an amount equal to the capital gain net income of the Acquiring Fund for such taxable year. As of December 31, 2019, none of the Target Funds or Acquiring Funds had any capital loss carryovers.

Appreciation in Value of Investments.  Shareholders of a Target Fund will receive a proportionate share of any taxable income and gains realized by its corresponding Acquiring Fund and not distributed to its shareholders prior to the Transaction when such income and gains are eventually distributed by the Acquiring Fund.  As a result, shareholders of a Target Fund may receive a greater amount of taxable distributions than they would have had the Transaction not occurred.  In addition, if an Acquiring Fund, following the Transaction, has proportionately greater unrealized appreciation in its portfolio investments as a percentage of its net asset value than the Target Fund, shareholders of the Target Fund, post-closing, may receive greater amounts of taxable gain as such portfolio investments are sold than they otherwise might have if the Transaction had not occurred.  The unrealized appreciation in value of investments as a percentage of its net asset value at December 31, 2019 was:

•	3.50% for the NVIT DFA Capital Appreciation Fund compared to 15.62% for the NVIT Investor Destinations Capital Appreciation Fund and 15.35% on a combined basis.
•	6.20% for the NVIT DFA Moderate Fund compared to 11.06% for the NVIT Investor Destinations Moderate Fund and 11.88% on a combined basis.

As a result, shareholders of the Target Fund may receive a greater amount of taxable distributions than they would have had a Transaction not occurred.

For federal income tax purposes, Nationwide Life and the Participating Insurance Companies (rather than the Contract Owners) are treated as shareholders of a Target Fund. Contract Owners should ask their own tax advisors for more information on their own tax situation, including state and local tax consequences.

What should I know about shares of the Target Funds and Acquiring Funds?

Upon the Closing of the Transactions, Class II and Class P shares of each Target Fund will merge with and into Class II and Class P shares, respectively, of the corresponding Acquiring Fund. The fees and expenses of each Class are provided above in the section “Fee Tables for the Funds.”

Full and fractional shares of each Acquiring Fund will be distributed to shareholders of the corresponding Target Fund in accordance with the procedures described above. When issued, each share will be validly issued, fully paid, non-assessable and have full voting rights. Acquiring Fund Shares will be recorded electronically in each shareholder’s account. Each Acquiring Fund will then send a confirmation to each shareholder. Acquiring Fund Shares to be issued in the Transactions have the same rights and privileges as your shares of the corresponding Target Fund.

Like the Target Funds, the Acquiring Funds do not routinely hold annual meetings of shareholders. The Acquiring Funds may hold special meetings for matters requiring shareholder approval. A meeting of an Acquiring Fund’s shareholders may also be called at any time by the Chairperson, the President of the Trust, in the absence of the Chairperson, or any Vice President or other authorized officer of the Trust, in the absence of the Chairperson and the President.

What are the capitalizations of the Funds and what might the capitalizations be after the Transactions?
The following tables sets forth, as of December 31, 2019, the separate capitalizations of each Target Fund and each Acquiring Fund, and the estimated capitalization of each Acquiring Fund as adjusted to give effect to the applicable Transaction. The capitalizations of the Acquiring Funds are likely to be different if and when the Transactions are actually consummated.

Transaction #1:  DFA Capital Appreciation Fund Merging into ID Capital Appreciation Fund

	Target Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1]	Acquiring Fund after Transaction[1] (estimated)
Net assets (all classes)	$30,915,732	$1,456,445,676	None	$1,487,361,408

Total shares outstanding	2,357,425	83,462,624	(585,457)	85,234,592

Class II net assets	$29,694,166	$1,445,670,067	None	$1,475,364,233

Class II shares outstanding	2,260,500	82,841,671	(558,826)	84,543,245

Class II net asset value per share	$13.14	$17.45	None	$17.45

Class P net assets	$1,221,566	$10,775,609	None	$11,997,175

Class P shares outstanding	96,925	620,953	(26,531)	691,347

Class P net asset value per share	$12.60	$17.35	None	$17.35
1 Reflects the conversion of Target Fund Shares for Acquiring Fund Shares as a result of the Transaction.

Transaction #2:  DFA Moderate Fund Merging into ID Moderate Fund

	Target Fund	Acquiring Fund	Pro Forma Adjustments to Capitalization[1]	Acquiring Fund after Transaction[1] (estimated)
Net assets (all classes)	$30,041,886	$2,527,017,485	None	$2,557,059,371

Total shares outstanding	2,360,389	217,869,421	232,184	220,461,994

Class II net assets	$24,770,637	$2,501,623,787	None	$2,526,394,424

Class II shares outstanding	1,940,399	215,667,530	195,103	217,803,032

Class II net asset value per share	$12.77	$11.60	None	$11.60

Class P net assets	$5,271,249	$25,393,698	None	$30,664,947

Class P shares outstanding	419,990	2,201,891	37,081	2,658,962

Class P net asset value per share	$12.55	$11.53	None	$11.53
1 Reflects the conversion of Target Fund Shares for Acquiring Fund Shares as a result of the Transaction.

MORE INFORMATION ABOUT THE FUNDS

Fund Administration and Transfer Agency Services. Under the terms of a Joint Fund Administration and Transfer Agency Agreement (the “Joint Administration Agreement”) dated May 1, 2010, Nationwide Fund Management LLC (“NFM”), an indirect wholly owned subsidiary of NFS, provides various administration and accounting services to the Funds and Nationwide Mutual Funds (another trust also advised by NFA), including daily valuation of the Funds’ shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at One Nationwide Plaza, Mail Code: 5-02-210 Columbus, Ohio 43215. Under the Joint Administration Agreement, NFM is paid an annual fee for fund administration and transfer agency services based on the sum of the following: (i) the amount payable by NFM to JPMorgan Chase Bank, N.A. (“JPMorgan”) under the Sub-Administration Agreement between NFM and JPMorgan and (ii) the amount payable by NFM to U.S. Bancorp Fund Services, LLC (“US Bancorp”) under the Sub-Transfer Agent Servicing Agreement between NFM and US Bancorp; and (iii) a percentage of the combined average daily net assets of the Trust and Nationwide Mutual Funds. In addition, the Trust also pays out-of-pocket expenses reasonably incurred by NFM in providing services to the Funds and Trust, including, but not limited to, the cost of pricing services that NFM utilizes.

Custodian. JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10008, is the custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. The custodian performs no managerial or policy-making functions for the Funds.

Independent Registered Accounting Firm. PricewaterhouseCoopers LLP (“PwC”), Two Commerce Square, 2001 Market Street, Suite 1800, Philadelphia, Pennsylvania 19103, serves as the Funds’ independent registered public accountant.

Additional Information. The following information about the Acquiring Funds or Target Funds (1933 Act File No. 002-73024 for each Acquiring Fund and each Target Fund) is incorporated herein by reference and considered a part of this Prospectus/Information Statement: (i) the Target Funds’ Prospectus dated April 29, 2020, which is incorporated by reference herein; (ii) the Acquiring Fund’s and the Target Fund’s SAI dated April 29, 2020, related to the Acquiring Funds Prospectus and the Target Funds Prospectus; (iii) the Statement of Additional Information dated __________, 2020 (relating to this Prospectus/Information Statement), which has been filed with the SEC and is incorporated by reference herein; and (iv) the Acquiring Funds’ and the Target Funds’ Annual Reports to Shareholders for the year ended December 31, 2019. You may request free copies of the Statements of Additional Information (including any supplements), the Annual Reports and/or Semiannual Reports, which have been or will be filed with the SEC, by calling (800) 848-0920 or by writing to the Trust: One Nationwide Plaza, Mail Code: 5-02-210 Columbus, Ohio 43215.

This Prospectus/Information Statement, which constitutes part of a Registration Statement on Form N-14 filed by the Acquiring Funds with the SEC under the Securities Act of 1933, as amended, omits certain of the information contained in such Registration Statement. Reference is hereby made to the Registration Statement and to the exhibits and amendments thereto for further information with respect to the Acquiring Funds and the shares they offer. Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable document filed with the SEC.

Each Fund also files proxy materials, reports, and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act. These materials can be inspected and copied at the public reference facilities maintained by the SEC, 100 F Street, N.E., Room 1580, Washington, D.C. 20549 (call (202)-551-8090 for hours of operation). Also, copies of such materials can be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates or from the SEC’s internet site at www.sec.gov. To request information regarding the Funds, you may also send an e-mail to the SEC at publicinfo@sec.gov.

EXHIBITS TO
PROSPECTUS/INFORMATION STATEMENT
Exhibit

A	Form of Plan of Reorganization for the Target Funds
B	Financial Highlights

EXHIBIT A

FORM OF
PLAN OF REORGANIZATION

This PLAN OF REORGANIZATION (the “Plan”), made as of this _____ day of _________, 2020 is adopted by Nationwide Variable Insurance Trust (the “Trust”), a statutory trust created under the laws of the State of Delaware, with its principal place of business at One Nationwide Plaza, Mail Code 5-02-210, Columbus, Ohio 43215, on behalf of four of its series, as set forth below:

NVIT DFA Capital Appreciation Fund (the “Capital Appreciation Target Fund”)	NVIT Investor Destinations Capital Appreciation Fund (the “Capital Appreciation Acquiring Fund”)
Class II	Class II
Class P	Class P

NVIT DFA Moderate Fund (the “Moderate Target Fund”)	NVIT Investor Destinations Moderate Fund (the “Moderate Acquiring Fund”)
Class II	Class II
Class P	Class P

The reorganizations (each hereinafter referred to as a “Reorganization”) will consist of: (i) the acquisition by the Capital Appreciation Acquiring Fund and the Moderate Acquiring Fund (together the “Acquiring Funds”) of substantially all of the property, assets and goodwill (“Assets”) of the Capital Appreciation Target Fund and the Moderate Target Fund (together the “Target Funds”), respectively, in exchange solely for shares of beneficial interest, without par value, of the corresponding class of shares of the Capital Appreciation Acquiring Fund and Moderate Acquiring Fund listed in the table above; (ii) the assumption by the Capital Appreciation Acquiring Fund and Moderate Acquiring Fund of all of the Capital Appreciation Target Fund’s and Moderate Target Fund’s Liabilities (as defined below), respectively; (iii) the distribution of each class of the Capital Appreciation Acquiring Fund’s and Moderate Acquiring Fund’s shares to the shareholders of its corresponding class of shares of the Capital Appreciation Target Fund and Moderate Target Fund, respectively, according to their respective interests, in complete liquidation of the Capital Appreciation Target Fund and Moderate Target Fund; and (iv) the liquidation and dissolution of the Target Funds as soon as practicable after the closing (as referenced in Section 3 hereof, hereinafter called the “Closing”), all upon and subject to the terms and conditions of this Plan hereinafter set forth.

1.	Sale and Transfer of Assets, Liquidation and Dissolution of the Target Funds

(a) Subject to the terms and conditions of this Plan, the Trust, on behalf of the Target Funds, will sell, assign, convey, transfer and deliver to the Acquiring Funds, at the Closing provided for in Section 3, the then existing Assets of the Target Funds as of the close of business (which hereinafter shall be, unless otherwise noted, the regular close of business of the New York Stock Exchange, Inc. (“NYSE”)) (“Close of Business”) on the valuation date (as defined in Section 3 hereof, hereinafter called the “Valuation Date”), free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders’ rights of redemption and such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), with respect to privately placed or otherwise restricted securities that the Target Funds may have acquired in the ordinary course of business), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary (1) subject to clause (2), to discharge all of the Target Funds’ Liabilities (as defined below) on each Target Fund’s books at the Close of Business on the Valuation Date including, but not limited to, its income dividends and capital gains distributions, if any, payable for any period prior to, and through, the Close of Business on the Valuation Date, and (2) to pay such contingent liabilities as the trustees of the Trust shall reasonably deem to exist against the Target Funds, if any, at the Close of Business on the Valuation Date, for which contingent and other appropriate liability reserves shall be established on the books of the Target Funds (hereinafter “Net Assets”). The Target Funds shall also retain any and all rights that each may have over and against any person that may have accrued up to and including the Close of Business on the Valuation Date. The Trust shall use commercially reasonable efforts to identify all of the Target Funds’ liabilities, debts, obligations and duties of any nature, whether accrued absolute, contingent or otherwise (“Liabilities”), prior to the Valuation Date and shall discharge all such known Liabilities on or prior to the Valuation Date. To the extent that any Liabilities are not discharged on or prior to the Valuation Date, the Acquiring Funds shall assume such Liabilities.

(b) Subject to the terms and conditions of this Plan, the Trust shall deliver to the Target Funds the number of shares of each class of the Acquiring Funds determined by dividing the net asset value per share of the corresponding share class of the Target Funds as of Close of Business on the Valuation Date by the net asset value per share of the corresponding class of the Acquiring Funds as of Close of Business on the Valuation Date, and multiplying the result by the number of outstanding shares of the corresponding Target Funds class as of Close of Business on the Valuation Date, provided, however, that the number of each class of shares of the Acquiring Funds to be so issued shall not exceed the number of shares determined by dividing the total net assets of the Target Funds, determined as of the Valuation Date, attributable to such class of shares of the Target Funds, by the net asset value per share of the corresponding class of the Acquiring Funds as of the Valuation Date. Each class of shares of the Acquiring Funds received shall be distributed pro rata to the shareholders of record of the corresponding class of the Target Funds as of the Close of Business on the Valuation Date.

(c) As soon as practicable following the Closing, the Trust shall dissolve the Target Funds and distribute pro rata to the Target Funds’ shareholders of record as of the Close of Business on the Valuation Date, the shares of beneficial interest of the Acquiring Funds received by the Target Funds pursuant to this Section 1. Such dissolution and distribution shall be accomplished by the establishment of accounts on the share records of the Acquiring Funds of the type and in the amounts due such shareholders pursuant to this Section 1 based on their respective holdings of shares of the Target Funds as of the Close of Business on the Valuation Date. Fractional shares of beneficial interest of the Acquiring Funds shall be carried to the third decimal place. No certificates representing shares of beneficial interest of the Acquiring Funds will be issued to shareholders of the Target Funds irrespective of whether such shareholders hold their shares in certificated form.

(d) At the Closing, any outstanding certificate that, prior to Closing, represented shares of beneficial interest of the Target Funds, shall be cancelled and shall no longer evidence ownership thereof.

(e) At the Closing, each shareholder of record of the Target Funds as of the record date (the “Distribution Record Date”) with respect to any unpaid dividends and other distributions that were declared prior to the Closing, including any dividend or distribution declared pursuant to Section 9(d) hereof, shall have the right to receive such unpaid dividends and distributions with respect to the shares of the Target Fund(s) that such person had on such Distribution Record Date.

2.	Valuation

(a) The value of the Target Funds’ Net Assets to be acquired by the Acquiring Funds hereunder shall be computed as of the Close of Business on the Valuation Date using the valuation procedures adopted by the Trust on behalf of the Target Funds and the Acquiring Funds (“Valuation Procedures”).

(b) The net asset value of a share of beneficial interest of the Acquiring Funds Class II Shares and Acquiring Funds Class P Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the Valuation Procedures.

(c) The net asset value of a share of beneficial interest of the Target Funds Class II Shares and Target Funds Class P Shares shall be determined to the nearest full cent as of the Close of Business on the Valuation Date using the Valuation Procedures.

3.	Closing and Valuation Date

The Valuation Date shall be ___________, 2020 or such later date as the Trust may designate. The Closing shall take place at the principal office of the Trust, at One Nationwide Plaza, Columbus, Ohio 43215 at approximately 9:00 a.m., Eastern time, on the first business day following the Valuation Date. Notwithstanding anything herein to the contrary, in the event that on the Valuation Date (a) the NYSE shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Trust, accurate appraisal of the value of the net assets of the Target Funds or the Acquiring Funds is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Target Funds and the Acquiring Funds is practicable in the judgment of the Trust. The Trust shall have provided for delivery as of the Closing of those Net Assets of the Target Funds to be transferred to the Acquiring Funds’ Custodian, JPMorgan Chase Bank, N.A., 270 Park Avenue, New York, NY 10008. Also, the Trust shall deliver at the Closing a list (which may be in electronic form) of names and addresses of the shareholders of record of the Target Funds, and the number of full and fractional shares of beneficial interest of such classes owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of the Close of Business on the Valuation Date, certified by its transfer agent, or by its President or Vice-President to the best of their knowledge and belief. The Trust shall issue and deliver a certificate or certificates evidencing the registered shares of the Acquiring Funds to be delivered at the Closing to said transfer agent or provide evidence that such shares of beneficial interest of the Acquiring Funds have been registered in an open account on the books of the Acquiring Funds.

4.	Necessary Findings of Fact by the Trust on behalf of the Target Funds

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest of the Target Funds, without par value. Each outstanding share of the Target Funds is validly issued, fully paid, non-assessable and has full voting rights.

(b) The financial statements appearing in the Target Funds’ Annual Report to Shareholders for the fiscal year ended December 31, 2019, and any subsequent financial statements, audited by PricewaterhouseCoopers LLP, and any unaudited financial statements, fairly present the financial position of the Target Funds as of the date indicated, and the results of its operations for the period indicated, in conformity with generally accepted accounting principles applied on a consistent basis.

(c) The books and records of the Target Funds, including FASB ASC 740-10-25 (formerly FIN 48) workpapers and supporting statements (“FIN 48 Workpapers”), made available to the Acquiring Funds are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Target Funds.

(d) The statement of assets and liabilities to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Funds to be issued pursuant to Section 1 hereof will accurately reflect the Net Assets of the Target Funds and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(e) At the Closing, the Trust, on behalf of the Target Funds, will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (d) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(f) The Trust has elected to treat each Target Fund as a regulated investment company (“RIC”) for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), each Target Fund is a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of and through the Closing, for each such taxable year (or portion thereof) each Target Fund has been eligible to compute its federal income tax under Section 852 of the Code, and the consummation of the transaction contemplated by the Plan will not cause each Target Fund to fail to qualify as a RIC as of the Closing. Each Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. Neither Target Fund has had at any time since its inception (and will not have as of the Closing Date) any material Tax (defined below) liability under Section 852 or 4982 of the Code for any period ended before the Closing Date. For all taxable years and all applicable quarters of such years since its inception, each Target Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g) There are no material contracts outstanding to which the Target Funds are a party, other than as disclosed in the Target Funds’ registration statement on Form N-1A filed with the U.S. Securities and Exchange Commission (the “Commission”) or the Target Funds’ Prospectus.

(h) The Target Funds do not own any “converted property” (as that term is defined in Section 1.337(d)-7T(a)(2) of the regulations issued by the United States Treasury (“Treasury Regulations”)) that is subject to the rules of Section 1374 of the Code as a consequence of the application of Section 337(d)(1) of the Code and the Treasury Regulations thereunder.

(i) The Target Funds are in compliance in all material respects with applicable regulations of the Internal Revenue Service pertaining to the reporting of dividends and other distributions on and redemptions of its shares of beneficial interest, including but not limited to those related to shareholder cost basis reporting pursuant to Sections 1012, 6045, 6045A and 6045B of the Code and related Treasury regulations, and have withheld in respect of dividends and other distributions and paid to the proper taxing authorities all Taxes (defined below) required to be withheld, and is not liable for any penalties which could be imposed thereunder.

(j) The Target Funds have not been granted any waiver, extension, or comparable consent regarding the application of the statute of limitations with respect to any Taxes or tax return that is outstanding, nor has any request for such waiver or consent been made with respect to any such Taxes or tax return.

(k) The Target Funds have not received written notification from any tax authority that asserts a position contrary to any of the above representations set forth in paragraphs (f) through (j) of this Section 4.

5.	Necessary Findings of Fact by the Trust on behalf of the Acquiring Funds

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Acquiring Funds. Each outstanding share of the Acquiring Funds is fully paid, non-assessable and has full voting rights. The shares of beneficial interest of the Acquiring Funds to be issued pursuant to Section 1 hereof will, upon their issuance, be validly issued and fully paid and non-assessable, and have full voting rights.

(b) At the Closing, each class of shares of beneficial interest of the Acquiring Funds to be issued pursuant to this Plan will be eligible for offering to the public in those states of the United States and jurisdictions in which the corresponding class of shares of the Target Funds are presently eligible for offering to the public, and there are an unlimited number of shares registered under the 1933 Act such that there is a sufficient number of such shares to permit the transfers contemplated by this Plan to be consummated.

(c) The statement of assets and liabilities of the Acquiring Funds to be furnished by the Trust as of the Close of Business on the Valuation Date for the purpose of determining the number of shares of beneficial interest of the Acquiring Funds to be issued pursuant to Section 1 hereof will accurately reflect the net assets of the Acquiring Funds and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

(d) At the Closing, the Trust will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in subsection (c) above, free and clear of all liens or encumbrances of any nature whatsoever except such restrictions as might arise under the 1933 Act with respect to privately placed or otherwise restricted securities that it may have acquired in the ordinary course of business and such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

(e) The books and records of the Acquiring Funds, including FIN 48 Workpapers, made available to the Target Funds are true and correct in all material respects and contain no material omissions with respect to the business and operations of the Acquiring Funds.

(f) The Trust has elected to treat each Acquiring Fund as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, each Acquiring Fund will be a “fund” as defined in Section 851(g)(2) of the Code, has qualified for treatment as a RIC for each taxable year since its inception, and will so qualify as a RIC as of and through the Closing, and the consummation of the transaction contemplated by the Plan will not cause each Acquiring Fund to fail to qualify as a RIC from and after the Closing. Neither Acquiring Fund has at any time since its inception been liable for, and neither Acquiring Fund is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code. Each Acquiring Fund has no earnings and profits accumulated in any taxable year in which the provisions of Subchapter M of the Code did not apply to it. For all taxable years and all applicable quarters of such years since its inception, each Target Fund has met, and will through the Closing continue to meet, the diversification requirements of Section 817(h) of the Code and the regulations thereunder.

(g) There are no material contracts outstanding to which the Acquiring Funds are a party, other than as disclosed in the Acquiring Funds’ registration statement on Form N-1A filed with the Commission or the Acquiring Funds’ Prospectus.

6.	Necessary Findings of Fact by the Trust on behalf of the Target Funds and the Acquiring Funds

The Trust hereby designates the following findings of fact as a necessary pre-condition to the consummation of the Reorganization:

(a) The Trust is a statutory trust created under the laws of the State of Delaware on October 1, 2004, and is validly existing and in good standing under the laws of that state. The Trust, of which the Target Funds and the Acquiring Funds are separate series, is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. Such registration is in full force and effect as of the date hereof and will be in full force and effect as of the Closing and all of its shares sold have been sold pursuant to an effective registration statement filed under the 1933 Act, except for any shares sold pursuant to the private offering exemption for the purpose of raising initial capital.

(b) The Trust has the necessary trust power and authority to conduct its business and the business of the Target Funds and Acquiring Funds as such businesses are now being conducted.

(c) The Trust is not a party to or obligated under any provision of its Second Amended and Restated Agreement and Declaration of Trust (“Agreement and Declaration of Trust”); Second Amended and Restated By-Laws (“By-Laws”); or any material contract or material commitment or obligation that would be violated by its execution of or performance under the Plan. Furthermore, the Trust is not subject to any order or decree that would be violated by performance under this Plan.

(d) The Trust has full trust power and authority to enter into and perform its obligations under this Plan. Except as provided in the immediately preceding sentence, the execution, delivery and performance of this Plan have been validly authorized, and this Plan constitutes its legal and valid obligation.

(e) The Target Funds do not have any unamortized or unpaid organizational fees or expenses.

(f) Neither the Trust, the Target Funds nor the Acquiring Funds is under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

(g) There are no legal, administrative or other proceedings or investigations against the Trust, the Target Funds or the Acquiring Funds, or, to the Trust’s knowledge, threatened against any of them, that would materially affect their financial condition or their ability to consummate the transactions contemplated by this Plan. The Trust, the Target Funds and the Acquiring Funds are not charged with or, to the Trust’s knowledge, threatened with, any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of its business.

(h) The Trust has duly and timely filed, on behalf of the Target Funds and the Acquiring Funds, as applicable, all Tax (as defined below) returns and reports (including information returns) that are required to have been filed by the Target Funds and the Acquiring Funds, respectively, and all such returns and reports accurately state, in all materials respects, the amount of Tax owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income required to be reported by the Target Funds or the Acquiring Funds, as applicable. The Trust has, on behalf of each of the Target Funds and the Acquiring Funds, paid or made provision and properly accounted for all Taxes (as defined below) shown to be due on such Tax returns and reports or on any actual or proposed deficiency assessments received with respect to the Target Funds or the Acquiring Funds. The amounts established as provisions for Taxes in the books and records of each of the Target Funds and the Acquiring Funds as of the Close of Business on the Valuation Date will, to the extent required by generally accepted accounting principles, be sufficient for the payment of all Taxes of any kind, whether accrued, due, absolute, contingent or otherwise, which were or will be payable by the Target Funds or the Acquiring Funds, as applicable, for all periods or fiscal years (or portions thereof) ending on or before the Close of Business on the Valuation Date. No Tax return filed by the Trust on behalf of the Target Funds or the Acquiring Funds is currently being audited by the Internal Revenue Service or by any state or local taxing authority. To the knowledge of the Trust, there are no levies, liens or encumbrances relating to Taxes existing, threatened or pending with respect to the assets of either the Target Funds or the Acquiring Funds. As used in this Plan, “Tax” or “Taxes” means all federal, state, local and foreign (whether imposed by a country or political subdivision or authority thereunder) income, gross receipts, excise, sales, use, value added, employment, franchise, profits, property, ad valorem or other taxes, stamp taxes and duties, fees, assessments or charges, whether payable directly or by withholding, together with any interest and any penalties, additions to tax or additional amounts imposed by any taxing authority (foreign or domestic) with respect thereto.

(i) All information provided by the Trust for inclusion in, or transmittal with, the prospectus and statement of additional information with respect to this Plan pursuant to which the Target Funds’ shareholders will be informed of the Reorganization, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated in order to make the statements made therein, in light of the circumstances under which they were made, not misleading.

(j) No consent, approval, authorization or order of any court or governmental authority, or of any other person or entity, is required for the consummation of the transactions contemplated by this Plan, except as may be required by the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act, or Delaware statutory trust laws (including, in the case of each of the foregoing, the rules and regulations thereunder).

7.	Obligations of the Trust on behalf of the Target Funds

(a) The Trust shall operate the business of the Target Funds as presently conducted between the date hereof and the Closing.

(b) The Trust, on behalf of the Target Funds, shall not acquire the shares of beneficial interest of the Acquiring Funds for the purpose of making distributions thereof other than to the Target Funds’ shareholders.

(c) The Trust shall file, by the date of the Closing, all of the Target Funds’ federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other Taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such Taxes.

(d) At the Closing, the Trust shall provide:

(1) A statement of the respective tax basis and holding periods of all investments to be transferred by the Target Funds to the Acquiring Funds.

(2) A copy (which may be in electronic form) of each Target Fund’s shareholder ledger accounts including, without limitation, the name, address and taxpayer identification number of each shareholder of record, the number of shares of beneficial interest held by each shareholder, the dividend reinvestment elections applicable to each shareholder, the backup withholding and nonresident alien withholding certifications, notices or records on file with the Target Fund with respect to each shareholder, and such information as the Acquiring Funds may reasonably request concerning each Target Fund’s shares or Target Fund’s shareholders in connection with Acquiring Funds’ cost basis reporting and related obligations under Sections 1012, 6045, 6045A, and 6045B of the Code and related regulations issued by the United States Department of the Treasury (the “Treasury Regulations”) following the Closing for all of the shareholders of record of each Target Fund’s shares as of the Close of Business on the Valuation Date, who are to become shareholders of the Acquiring Funds as a result of the transfer of assets that is the subject of this Plan (the “Target Funds Shareholder Documentation”), certified by its transfer agent or its President or its Vice-President to the best of their knowledge and belief.

(3) A copy of any other Tax books and records of the Target Funds necessary for purposes of preparing any Tax returns, schedules, forms, statements or related documents (including but not limited to any income, excise or information returns, as well as any transfer statements (as described in Treas. Reg. § 1.6045A-1)) required by law to be filed by the Acquiring Funds after the Closing.

(4) If requested by the Trust on behalf of the Acquiring Funds, all FIN 48 Workpapers and supporting statements pertaining to the Target Funds.

(e) The Trust shall mail to each shareholder of record of the Target Funds as of the Valuation Date a prospectus and statement of additional information that complies in all material respects with the requirements of Form N-14.

(f) At the Closing, the Trust shall provide the statement of the assets and liabilities described in Section 4(d) of this Plan in conformity with the requirements described in such Section.

(g) The Target Funds have made available to the Acquiring Funds copies of: (1) the federal, state and local income tax returns filed by or on behalf of the Target Funds for the prior three (3) taxable years; and (2) any of the following that have been issued to or for the benefit of or that otherwise affect the Target Funds and which have continuing relevance: (a) rulings, determinations, holdings or opinions issued by any federal, state, local or foreign tax authority and (b) legal opinions.

(h) As soon as is reasonably practicable after the Closing, each Target Fund will make one or more liquidating distributions to its shareholders consisting of the applicable class of shares of the Acquiring Fund received at the Closing.

(i) The Target Funds shall not take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

(j) As promptly as practicable, but in any case within sixty (60) days after the date of Closing, the Target Funds shall furnish the Acquiring Funds, in such form as is reasonably satisfactory to the Acquiring Funds, a statement of the earnings and profits of the Target Funds for federal income Tax purposes that will be carried over by the Acquiring Funds as a result of Section 381 of the Code.

(k) Each Target Fund will declare prior to the Valuation Date and pay before the date of the Closing, a dividend with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of the Target Fund’s investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of the Target Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after the reduction for any capital loss carryover).

8. Obligations of the Trust on behalf of the Acquiring Funds

(a) The shares of beneficial interest of the Acquiring Funds to be issued and delivered to the Target Funds pursuant to the terms of Section 1 hereof shall have been duly authorized as of the Closing and, when so issued and delivered, shall be registered under the 1933 Act, validly issued, and fully paid and non-assessable, and no shareholder of the Acquiring Funds shall have any statutory or contractual preemptive right of subscription or purchase in respect thereof, other than any rights deemed to have been created pursuant to this Plan.

(b) The Trust shall operate the business of the Acquiring Funds as presently conducted between the date hereof and the Closing.

(c) The Trust shall file, by the date of the Closing, all of the Acquiring Funds’ federal and other Tax returns and reports required by law to be filed on or before such date and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

(d) At the Closing, the Trust shall provide the statement of assets and liabilities described in Section 5(c) of this Plan in conformity with the requirements described in such Section.

(e) The Trust shall have filed with the Commission a registration statement relating to the shares of beneficial interest of the Acquiring Funds issuable hereunder, and shall have used its best efforts to provide that such registration statement becomes effective as promptly as practicable. At the time such registration statement becomes effective, it (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act, and the rules and regulations promulgated thereunder; and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the registration statement becomes effective, and at the Closing, the prospectus and statement of additional information included in the registration statement did not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(f) The Acquiring Funds shall not take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1) of the Code.

9.	Conditions Precedent to be Fulfilled by the Trust on behalf of the Target Funds and the Acquiring Funds

The consummation of this Plan and the Reorganization hereunder shall be subject to the following respective conditions:

(a) That (1) all the necessary findings of fact contained herein shall be true and correct in all material respects as of the Closing with the same effect as though made as of and at such date; (2) the performance of all obligations required by this Plan to be performed by the Trust shall have been performed at or prior to the Closing; and (3) the Trust shall have executed a certificate signed by the President or Vice-President and by the Secretary or equivalent officer to the foregoing effect.

(b) The Trust shall provide a copy of the resolutions approving this Plan adopted by the Trust’s Board of Trustees, certified by the Secretary or equivalent officer.

(c) That the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act, nor instituted nor threatened to institute any proceeding seeking to enjoin the consummation of the Reorganization contemplated hereby under Section 25(c) of the 1940 Act, and no other legal, administrative or other proceeding shall be instituted or threatened that would materially and adversely affect the financial condition of the Trust, the Target Funds or the Acquiring Funds or would prohibit the transactions contemplated hereby.

(d) That each Target Fund shall have declared prior to the Valuation Date and paid before the date of the Closing, a dividend or dividends with a record and ex-dividend date on or prior to such Valuation Date that, together with all previous dividends, shall have the effect of distributing to its shareholders (A) all of Target Fund’s investment company taxable income for the taxable year ended prior to the date of the Closing and substantially all of such investment company taxable income for the final taxable year ending with its complete liquidation (in each case determined without regard to any deductions for dividends paid), and (B) all of Target Fund’s net capital gain recognized in its taxable year ended prior to the date of the Closing and substantially all of any such net capital gain recognized in such final taxable year (in each case after reduction for any capital loss carryover).

(e) That all required consents of other parties and all other consents, orders and permits of federal, state and local authorities (including those of the Commission and of state Blue Sky securities authorities, including any necessary “no-action” positions or exemptive orders from such federal and state authorities) to permit consummation of the transaction contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve risk of material adverse effect on the assets and properties of the Target Funds or the Acquiring Funds.

(f) That prior to or at the Closing, the Trust shall receive an opinion from Stradley Ronon Stevens & Young, LLP (“SRSY”) to the effect that, provided each acquisition contemplated hereby is carried out in accordance with the applicable laws of the State of Delaware, the terms of this Plan and in accordance with customary representations provided by the Trust in certificates delivered to SRSY:

(1) The acquisition by each Acquiring Fund of substantially all of the assets of the respective Target Fund in exchange solely for the Acquiring Fund shares, followed by the distribution by each Target Fund to its shareholders of the Acquiring Fund shares in complete liquidation of each Target Fund, will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and each Acquiring Fund and each Target Fund will be a “party to the reorganization” within the meaning of Section 368(b) of the Code;

(2) No gain or loss will be recognized by each Target Fund upon the transfer of substantially all of its assets to the respective Acquiring Fund in exchange solely for the voting shares of the Acquiring Fund pursuant to Section 361(a) and Section 357(a) of the Code;

(3) No gain or loss will be recognized by each Acquiring Fund upon the receipt by it of substantially all of the assets of the respective Target Fund in exchange solely for the shares of the Acquiring Fund pursuant to Section 1032(a) of the Code;

(4) No gain or loss will be recognized by each Target Fund upon the distribution of the respective Acquiring Fund shares by the Target Fund to its shareholders in complete liquidation of each Target Fund pursuant to Section 361(c)(1) of the Code;

(5) The tax basis of the assets of each Target Fund received by the respective Acquiring Fund will be the same as the tax basis of these assets in the hands of each Target Fund immediately prior to the Reorganization under Section 362(b) of the Code;

(6) The holding periods of the assets of each Target Fund received by the respective Acquiring Fund will include the periods during which such assets were held by the Target Fund pursuant to Section 1223(2) of the Code;

(7) No gain or loss will be recognized by the shareholders of each Target Fund upon the exchange of their shares in the Target Fund solely for the shares (including fractional shares to which they may be entitled) of the respective Acquiring Fund pursuant to Section 354(a) of the Code;

(8) The aggregate tax basis of the respective Acquiring Fund shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will be the same as the aggregate tax basis of the shares of the Target Fund exchanged therefor pursuant to Section 358(a)(1) of the Code;

(9) The holding period of the respective Acquiring Fund shares to be received by each Target Fund shareholder (including fractional shares to which they may be entitled) will include the holding period of the Target Fund shares surrendered in exchange therefor, provided that the shareholder held the Target Fund shares as a capital asset on the effective date of the Reorganization pursuant to Section 1223(l) of the Code; and

(10) Each Acquiring Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the Treasury Regulations) the items of the respective Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations thereunder.

No opinion will be expressed as to the effect of the Reorganization on: (i) the Target Funds or the Acquiring Funds with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting; and (ii) any Target Fund shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting.

Such opinion shall contain such limitations as shall be in the opinion of SRSY appropriate to render the opinions expressed therein. Notwithstanding anything herein to the contrary, neither the Acquiring Funds nor the Target Funds may waive the conditions set forth in this paragraph 9(f).

(g) That the Trust shall have received an opinion in form and substance reasonably satisfactory to it from SRSY, counsel to the Trust, to the effect that:

(1) The Trust was created as a statutory trust under the laws of the State of Delaware on October 1, 2004 and is validly existing and in good standing under the laws of the State of Delaware;

(2) The Trust is an open-end, investment company of the management type registered as such under the 1940 Act;

(3) The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, of the Target Funds and Acquiring Funds;

(4) Assuming that the initial shares of beneficial interest of the Target Funds were issued in accordance with the 1940 Act, and the Agreement and Declaration of Trust and By-Laws of the Trust, and that all other such outstanding shares of the Target Funds were sold, issued and paid for in accordance with the terms of the Target Funds’ Prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(5) Assuming that the initial shares of beneficial interest of the Acquiring Funds were issued in accordance with the 1940 Act and the Trust’s Agreement and Declaration of Trust and By-Laws, and that all other such outstanding shares of the Acquiring Funds were sold, issued and paid for in accordance with the terms of the Acquiring Funds’ Prospectus in effect at the time of such sales, each such outstanding share is validly issued, fully paid and non-assessable;

(6) Such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against the Trust, the unfavorable outcome of which would materially and adversely affect the Trust, the Target Funds or the Acquiring Funds;

(7) The shares of beneficial interest of the Acquiring Funds to be issued pursuant to the terms of Section 1 hereof have been duly authorized and, when issued and delivered as provided in this Plan, will have been validly issued and fully paid and will be non-assessable by the Trust or the Acquiring Funds, and to such counsel’s knowledge, no shareholder has any preemptive right to subscription or purchase in respect thereof other than any rights that may be deemed to have been granted pursuant to this Plan;

(8) To such counsel’s knowledge, no consent, approval, authorization or order of any court, governmental authority or agency is required for the consummation by the Trust of the transactions contemplated by this Plan, except such as have been obtained under the 1933 Act, the 1934 Act, the 1940 Act, and Delaware laws (including, in the case of each of the foregoing, the rules and regulations thereunder); and

(9) Neither the execution nor performance of this Plan by the Trust violates any provision of its Agreement and Declaration of Trust, its By-Laws, or the provisions of any agreement or other instrument, known to such counsel to which the Trust is a party or by which the Trust is otherwise bound.

In giving the opinions set forth above, SRSY may state that it is relying on certificates of the officers of the Trust with regard to matters of fact and certain certifications and written statements of governmental officials with respect to the good standing of the Trust.

(h) That the Trust’s registration statement with respect to the shares of beneficial interest of the Acquiring Funds to be delivered to the Target Funds’ shareholders in accordance with Section 1 hereof shall have become effective, and no stop order suspending the effectiveness of the registration statement or any amendment or supplement thereto, shall have been issued prior to the Closing or shall be in effect at the Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

(i) That the shares of beneficial interest of the Acquiring Funds to be delivered in accordance with Section 1 hereof shall be eligible for sale by the Trust with each state commission or agency with which such eligibility is required in order to permit the shares lawfully to be delivered to each Target Fund shareholder.

(j) That at the Closing, the Trust, on behalf of each Target Fund, transfers to the respective Acquiring Fund Net Assets of the Target Fund comprising at least 90% in fair market value of the total net assets and the % in fair market value of the total gross assets recorded on the books of each Target Fund at the Close of Business on the Valuation Date.

(k) The Target Funds will provide the Acquiring Funds with (1) a statement of the respective Tax basis and holding period for all investments to be transferred by the Target Funds to the Acquiring Funds, (2) the Target Funds Shareholder Documentation, (3) if requested by the Trust on behalf of the Acquiring Funds, all FIN 48 Workpapers pertaining to the Target Funds, (4) the Tax books and records of the Target Funds for purposes of preparing any returns required by law to be filed for Tax periods ending after the Closing, and (5) if requested by the Trust on behalf of the Acquiring Funds, a statement of earnings and profits as provided in Section 7(e).

10.	Fees and Expenses; Other Plans

The expenses of entering into and carrying out the provisions of this Plan, whether or not consummated, shall be borne by Nationwide Fund Advisors.

11.	Termination; Waiver; Order

(a) Anything contained in this Plan to the contrary notwithstanding, the Trust may terminate this Plan and the Reorganization may be abandoned at any time prior to the Closing.

(b) If the transactions contemplated by this Plan have not been consummated by ________, 2020, this Plan shall automatically terminate on that date, unless a later date is established by the Trust.

(c) In the event of termination of this Plan pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Trust or its trustees, officers, agents or shareholders in respect of this Plan.

(d) At any time prior to the Closing, any of the terms or conditions of this Plan may be waived by the Trust.

(e)  The respective necessary findings of fact and obligations contained in Sections 4-8 hereof shall expire with, and be terminated by, the consummation of the Plan, and neither the Trust, nor any of its officers, trustees, agents or shareholders shall have any liability with respect to such necessary findings of fact or obligations after the Closing. This provision shall not protect any officer, trustee, agent or shareholder of the Trust against any liability for which such officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Plan shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of the Trust to be acceptable, such terms and conditions shall be binding as if a part of this Plan without further vote or approval of the shareholders of the Target Funds, unless such further vote is required by applicable law.

12. Liability of the Trust

The Trust acknowledges that: (i) all obligations of the Trust under this Plan are binding only with respect to the Trust, the Target Funds and the Acquiring Funds; (ii) any liability of the Trust under this Plan with respect to the Acquiring Funds, or in connection with the transactions contemplated herein with respect to the Acquiring Funds, shall be discharged only out of the assets of the Acquiring Funds; (iii) any liability of the Trust under this Plan with respect to the Target Funds, or in connection with the transactions contemplated herein with respect to the Target Funds, shall be discharged only out of the assets of the Target Funds; and (iv) no other series of the Trust shall be liable with respect to this Plan or in connection with the transactions contemplated herein, and that neither the Trust, the Target Funds nor the Acquiring Funds shall seek satisfaction of any such obligation or liability from the shareholders of any other series of the Trust.

13. Final Tax Returns and Forms 1099 of the Target Funds

(a) After the Closing, the Trust shall or shall cause its agents to prepare any federal, state or local Tax returns, including any Forms 1099, required to be filed by the Trust with respect to each Target Fund’s final taxable year ending with its complete liquidation and for any prior periods or taxable years and shall further cause such Tax returns and Forms 1099 to be duly filed with the appropriate taxing authorities.

(b) Any expenses incurred by the Trust or the Target Funds (other than for payment of Taxes) in connection with the preparation and filing of said Tax returns and Forms 1099 after the Closing, shall be borne by the Target Funds to the extent such expenses have been or should have been accrued by the Target Funds in the ordinary course without regard to the Reorganization contemplated by this Plan; any excess expenses shall be borne by Nationwide Fund Advisors at the time such Tax returns and Forms 1099 are prepared.

14.	Amendments

This Plan may only be amended in writing at the direction of the Board of Trustees of the Trust.

15. Governing Law

This Plan shall be governed by and carried out in accordance with the laws of the State of Delaware.

The Trust has adopted this Plan of Reorganization and it shall be deemed effective, all as of the day and year first-above written.

Nationwide Variable Insurance Trust, on behalf of the NVIT DFA Capital Appreciation Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT DFA Moderate Fund and NVIT Investor Destinations Moderate Fund.

By
Michael S. Spangler, President and Chief Executive Officer

Acknowledged by Nationwide Fund Advisors
By
Michael S. Spangler, President

EXHIBIT B

The financial highlight tables are intended to help you understand the NVIT DFA Capital Appreciation Fund’s, NVIT DFA Moderate Fund’s, NVIT Investor Destinations Capital Appreciation Fund’s and NVIT Investor Destinations Moderate Fund’s financial performance for the past five fiscal years and are included in the NVIT DFA Capital Appreciation Fund’s and NVIT DFA Moderate Fund’s prospectus and NVIT Investor Destinations Capital Appreciation Fund’s and NVIT Investor Destinations Moderate Fund’s prospectus, which are each incorporated herein by reference. The fiscal year end for the NVIT DFA Capital Appreciation Fund, NVIT DFA Moderate Fund, NVIT Investor Destinations Capital Appreciation Fund and NVIT Investor Destinations Moderate Fund is December 31.

Information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds’ financial statements, is included in the Trust’s annual reports, which are available upon request.

NVIT DFA Capital Appreciation Fund
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class II Shares
Year Ended December 31, 2019	$11.33	0.23	2.00	2.23	(0.19)	(0.23)	(0.42)	$13.14	19.77%	$29,694,166	0.64%	1.81%	0.88%	33.26%
Year Ended December 31, 2018	$13.39	0.25	(1.60)	(1.35)	(0.22)	(0.49)	(0.71)	$11.33	(10.19)%	$19,706,919	0.64%	1.90%	0.95%	28.54%
Year Ended December 31, 2017	$11.66	0.27	1.82	2.09	(0.21)	(0.15)	(0.36)	$13.39	17.88%	$15,209,729	0.66%	2.11%	1.23%	21.29%
Year Ended December 31, 2016	$10.72	0.19	1.02	1.21	(0.15)	(0.12)	(0.27)	$11.66	11.39%	$ 5,982,059	0.73%	1.72%	1.94%	6.56%
Year Ended December 31, 2015	$11.88	0.30	(0.69)	(0.39)	(0.18)	(0.59)	(0.77)	$10.72	(3.16)%	$ 3,444,331	0.74%	2.53%	2.80%	39.70%
Class P Shares
Year Ended December 31, 2019	$10.88	0.14	2.02	2.16	(0.21)	(0.23)	(0.44)	$12.60	19.90%	$ 1,221,566	0.49%	1.16%	0.73%	33.26%
Year Ended December 31, 2018	$12.89	0.26	(1.55)	(1.29)	(0.23)	(0.49)	(0.72)	$10.88	(10.06)%	$ 2,846,256	0.49%	2.08%	0.80%	28.54%
Year Ended December 31, 2017	$11.25	0.20	1.82	2.02	(0.23)	(0.15)	(0.38)	$12.89	17.98%	$ 2,287,161	0.52%	1.61%	1.11%	21.29%
Year Ended December 31, 2016	$10.36	0.17	1.02	1.19	(0.18)	(0.12)	(0.30)	$11.25	11.54%	$ 1,777,076	0.58%	1.60%	1.81%	6.56%
Year Ended December 31, 2015	$11.62	0.16	(0.52)	(0.36)	(0.31)	(0.59)	(0.90)	$10.36	(3.00)%	$ 1,380,526	0.58%	1.39%	2.73%	39.70%

(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

NVIT DFA Moderate Fund
		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)(f)	Portfolio Turnover (b)(g)
Class II Shares
Year Ended December 31, 2019	$11.25	0.21	1.75	1.96	(0.20)	(0.24)	(0.44)	$12.77	17.51%	$24,770,637	0.64%	1.68%	0.86%	16.72%
Year Ended December 31, 2018	$12.92	0.21	(1.21)	(1.00)	(0.19)	(0.48)	(0.67)	$11.25	(7.82%)	$20,279,978	0.64%	1.67%	0.91%	28.44%
Year Ended December 31, 2017	$11.69	0.16	1.45	1.61	(0.17)	(0.21)	(0.38)	$12.92	13.83%	$15,832,740	0.67%	1.30%	1.01%	50.67%
Year Ended December 31, 2016	$11.02	0.14	0.83	0.97	(0.15)	(0.15)	(0.30)	$11.69	8.77%	$13,237,100	0.73%	1.23%	1.19%	13.11%
Year Ended December 31, 2015	$11.57	0.16	(0.37)	(0.21)	(0.19)	(0.15)	(0.34)	$11.02	(1.76%)	$11,256,362	0.74%	1.35%	1.31%	7.20%
Class P Shares
Year Ended December 31, 2019	$11.06	0.24	1.71	1.95	(0.22)	(0.24)	(0.46)	$12.55	17.71%	$ 5,271,249	0.49%	1.97%	0.71%	16.72%
Year Ended December 31, 2018	$12.72	0.19	(1.16)	(0.97)	(0.21)	(0.48)	(0.69)	$11.06	(7.73%)	$ 3,700,080	0.49%	1.54%	0.76%	28.44%
Year Ended December 31, 2017	$11.51	0.25	1.35	1.60	(0.18)	(0.21)	(0.39)	$12.72	14.00%	$ 4,660,600	0.51%	2.04%	0.85%	50.67%
Year Ended December 31, 2016	$10.85	0.15	0.82	0.97	(0.16)	(0.15)	(0.31)	$11.51	8.96%	$ 2,320,860	0.58%	1.35%	1.04%	13.11%
Year Ended December 31, 2015	$11.41	0.15	(0.35)	(0.20)	(0.21)	(0.15)	(0.36)	$10.85	(1.70%)	$ 2,029,637	0.58%	1.28%	1.16%	7.20%

(a) Per share calculations were performed using average shares method.

(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f) During the period, certain fees may have been waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.

NVIT Investor Destinations Capital Appreciation Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class II Shares
Year Ended December 31, 2019	$16.03	0.33	2.78	3.11	(0.36)	(1.33)	(1.69)	$17.45	19.94%	$1,445,670,067	0.57%	1.91%	0.57%	9.90%(g)
Year Ended December 31, 2018	$18.57	0.30	(1.41)	(1.11)	(0.30)	(1.13)	(1.43)	$16.03	(6.47%)	$1,362,536,105	0.57%	1.63%	0.57%	11.49%
Year Ended December 31, 2017	$17.06	0.28	2.21	2.49	(0.30)	(0.68)	(0.98)	$18.57	14.81%	$1,601,948,889	0.57%	1.56%	0.57%	11.50%
Year Ended December 31, 2016	$16.78	0.29	0.99	1.28	(0.31)	(0.69)	(1.00)	$17.06	7.74%	$1,501,709,451	0.57%	1.72%	0.57%	6.98%
Year Ended December 31, 2015	$17.82	0.27	(0.38)	(0.11)	(0.27)	(0.66)	(0.93)	$16.78	(0.53%)	$1,471,446,086	0.57%	1.53%	0.57%	9.53%
Class P Shares
Year Ended December 31, 2019	$15.95	0.39	2.73	3.12	(0.39)	(1.33)	(1.72)	$17.35	20.11%	$ 10,775,609	0.42%	2.25%	0.42%	9.90%(g)
Year Ended December 31, 2018	$18.50	0.37	(1.45)	(1.08)	(0.34)	(1.13)	(1.47)	$15.95	(6.36%)	$ 8,387,222	0.42%	2.03%	0.42%	11.49%
Year Ended December 31, 2017	$17.00	0.34	2.18	2.52	(0.34)	(0.68)	(1.02)	$18.50	14.99%	$ 7,596,362	0.42%	1.89%	0.42%	11.50%
Year Ended December 31, 2016	$16.72	0.35	0.96	1.31	(0.34)	(0.69)	(1.03)	$17.00	7.95%	$ 5,718,553	0.42%	2.05%	0.42%	6.98%
Year Ended December 31, 2015	$17.77	0.35	(0.43)	(0.08)	(0.31)	(0.66)	(0.97)	$16.72	(0.39%)	$ 4,388,637	0.42%	1.98%	0.42%	9.53%

(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.

(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.
(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

NVIT Investor Destinations Moderate Fund

		Operations			Distributions					Ratios/Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) from Investments	Total from Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(b)(c)	Net Assets at End of Period	Ratio of Expenses to Average Net Assets (d)(e)	Ratio of Net Investment Income to Average Net Assets (d)(e)	Ratio of Expenses (Prior to Reimbursements) to Average Net Assets (d)(e)	Portfolio Turnover (b)(f)
Class II Shares
Year Ended December 31, 2019	$11.06	0.24	1.66	1.90	(0.25)	(1.11)	(1.36)	$11.60	17.74%	$2,501,623,787	0.57%	1.99%	0.57%	11.80%(g)
Year Ended December 31, 2018	$13.02	0.22	(0.89)	(0.67)	(0.22)	(1.07)	(1.29)	$11.06	(5.68%)	$2,385,344,671	0.57%	1.73%	0.57%	11.64%
Year Ended December 31, 2017	$12.47	0.21	1.37	1.58	(0.23)	(0.80)	(1.03)	$13.02	12.93%	$2,859,354,097	0.57%	1.62%	0.57%	10.36%
Year Ended December 31, 2016	$12.54	0.22	0.66	0.88	(0.24)	(0.71)	(0.95)	$12.47	7.14%	$2,773,909,639	0.57%	1.75%	0.57%	6.95%
Year Ended December 31, 2015	$13.36	0.21	(0.27)	(0.06)	(0.21)	(0.55)	(0.76)	$12.54	(0.33%)	$2,864,321,016	0.57%	1.55%	0.57%	11.58%
Class P Shares
Year Ended December 31, 2019	$11.01	0.27	1.63	1.90	(0.27)	(1.11)	(1.38)	$11.53	17.83%	$ 25,393,698	0.42%	2.28%	0.42%	11.80%(g)
Year Ended December 31, 2018	$12.97	0.26	(0.90)	(0.64)	(0.25)	(1.07)	(1.32)	$11.01	(5.53%)	$ 20,919,931	0.42%	2.03%	0.42%	11.64%
Year Ended December 31, 2017	$12.42	0.24	1.36	1.60	(0.25)	(0.80)	(1.05)	$12.97	13.16%	$ 20,936,285	0.42%	1.86%	0.42%	10.36%
Year Ended December 31, 2016	$12.50	0.28	0.61	0.89	(0.26)	(0.71)	(0.97)	$12.42	7.28%	$ 17,789,475	0.42%	2.23%	0.42%	6.95%
Year Ended December 31, 2015	$13.32	0.24	(0.27)	(0.03)	(0.24)	(0.55)	(0.79)	$12.50	(0.15%)	$ 13,041,242	0.42%	1.83%	0.42%	11.58%

(a) Per share calculations were performed using average shares method.
(b) Not annualized for periods less than one year.
(c) The total returns do not include charges that are imposed by variable insurance contracts. If these charges were reflected, returns would be lower than those shown.

(d) Annualized for periods less than one year.
(e) Expense ratios are based on the direct expenses of the Fund and do not include the effect of the underlying funds’ expenses. For additional information on the underlying funds, please refer to the Prospectus and Statement of Additional Information.

(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares.
(g) Portfolio turnover excludes securities received or delivered in-kind.

PART B
STATEMENT OF ADDITIONAL INFORMATION
[_____]

NATIONWIDE VARIABLE INSURANCE TRUST
One Nationwide Plaza
Mail Code: 5-02-210
Columbus, Ohio 43215
(800) 848-0920
www.nationwide.com/mutualfunds

NVIT DFA Capital Appreciation Fund
NVIT DFA Moderate Fund

This Statement of Additional Information (“SAI”) relates to the _____________, 2020 Combined Prospectus/Information Statement (the “Prospectus/Information Statement”) which describes reorganizations (the “Transactions”) of the NVIT DFA Capital Appreciation Fund and the NVIT DFA Moderate Fund (the “Target Funds”) into the NVIT Investor Destinations Capital Appreciation Fund and the NVIT Investor Destinations Moderate Fund (the “Acquiring Funds”), respectively.  Each of the Target Funds and the Acquiring Funds are series of Nationwide Variable Insurance Trust (the “Trust”).  As a result of the Transactions, each Target Fund’s shareholders will be issued shares of the corresponding Acquiring Fund (“Acquiring Fund Shares”) as shown below.

Target Funds	Acquiring Funds
NVIT DFA Capital Appreciation Fund	NVIT Investor Destinations Capital Appreciation Fund
Class II	Class II
Class P	Class P

NVIT DFA Moderate Fund	NVIT Investor Destinations Moderate Fund
Class II	Class II
Class P	Class P

This SAI, which is not a prospectus, supplements and should be read in conjunction with the Prospectus/Information Statement relating specifically to the Transactions.  A copy of the Prospectus/Information Statement may be obtained upon request and without charge by calling the Trust at (800) 848-0920.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Prospectus/Information Statement.  The Transactions will occur in accordance with the terms of the Plan of Reorganization (the “Plan”).

Table of Contents

GENERAL INFORMATION	3
INCORPORATION OF DOCUMENTS BY REFERENCE INTO THE SAI	3
PRO FORMA FINANCIAL INFORMATION	3
2

General Information

This SAI relates to (i) the transfer of substantially all of the property, assets and goodwill of each Target Fund to the corresponding Acquiring Fund, in exchange for shares of the designated classes of such Acquiring Fund; (ii) the assumption by each Acquiring Fund of all of the corresponding Target Fund’s liabilities; (iii) the distribution of Acquiring Fund Shares to the shareholders of each corresponding Target Fund; and (iv) the termination, dissolution and complete liquidation of the Target Funds as soon as practicable after the closing.  The reorganization of the Target Funds into the Acquiring Funds is currently expected to occur on or around ______________, 2020, at which time there will be a pro rata distribution of Acquiring Fund Shares to the shareholders of each corresponding Target Fund according to their interests in complete liquidation of the Target Funds.  Further information is included in the Prospectus/Information Statement and in the documents, listed below, that are incorporated by reference into this SAI.

Incorporation of Documents by Reference into the SAI

This SAI incorporates by reference the following documents, which have each been filed with the U.S. Securities and Exchange Commission and will be sent to any shareholder requesting this SAI:

1.	Statement of Additional Information dated April 29, 2020, as revised and supplemented to date, with respect to the Target Funds (previously filed on EDGAR, Accession No. 0001193125-20-109162).

2.	Statement of Additional Information dated April 29, 2020, as revised and supplemented to date, with respect to the Acquiring Funds (previously filed on EDGAR, Accession No. 0001193125-20-109162).

3.
The audited financial statements and related report of PricewaterhouseCoopers LLP, the independent registered accounting firm included in the Target Funds’ and Acquiring Funds’ Annual Report to Shareholders for the reporting period ended December 31, 2019, as amended to date (previously filed on EDGAR, Accession No. 0001193125-20-044638). No other parts of the Annual Report are incorporated herein by reference.

PRO FORMA FINANCIAL INFORMATION

Under the Plan, each Target Fund is proposed to be reorganized into the corresponding Acquired Fund.

Pro forma financial information has not been prepared for the Transactions because as of __________, 2020, the net asset value of each Target Fund does not exceed ten percent of the net asset value of the corresponding Acquiring Fund.
3

PART C

OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Second Amended and Restated Agreement and Declaration of Trust, amended and restated as of June 17, 2009. See Item 16(1)(a) below.

The Trust has entered into indemnification agreements with each of the trustees and certain of its officers.  The indemnification agreements provide that the Trust will indemnify the indemnitee for and against any and all judgments, penalties, fines, and amounts paid in settlement, and all expenses actually and reasonably incurred by indemnitee in connection with a proceeding that the indemnitee is a party to or is threatened to be made a party to (other than certain exceptions specified in the agreements), to the maximum extent not expressly prohibited by Delaware law or applicable federal securities law and regulations (including without limitation Section 17(h) of the 1940 Act and the rules and regulations issued with respect thereto by the U.S. Securities and Exchange Commission). The Trust also will indemnify indemnitee for and against all expenses actually and reasonably incurred by indemnitee in connection with any proceeding to which indemnitee is or is threatened to be made a witness but not a party.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act” or “Securities Act”), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant’s previously filed registration statements on Form N-1A or Form N-14, as noted below:

(1) Copies of the charter of the Registrant now in effect;

(a)
Second Amended and Restated Agreement and Declaration of Trust, dated as of June 17, 2009 (the “Amended Declaration”), of the Registrant, Nationwide Variable Insurance Trust, a Delaware Statutory Trust (the “Trust” or “NVIT”), previously filed as Exhibit EX-23.a with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(2) Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)
Second Amended and Restated Bylaws, dated as of June 17, 2009 (the “Amended Bylaws”), of the Trust, previously filed as Exhibit EX-23.b with the Trust’s registration statement on August 26, 2009, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)
Form of Plan of Reorganization, adopted by the Registrant on behalf of NVIT DFA Capital Appreciation Fund, NVIT Investor Destinations Capital Appreciation Fund, NVIT DFA Moderate Fund, and NVIT Investor Destinations Moderate Fund (“Plan of Reorganization”) is filed as Appendix A to the Prospectus/Information Statement and is incorporated herein by reference.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)
Certificates for shares are not issued. Articles III, V and VI of the Amended Declaration and Article VII of the Amended Bylaws incorporated by reference into Exhibit 1(a) and 2(a), respectively, hereto, define the rights of holders of shares.

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement among the Trust and Nationwide Fund Advisors (“NFA”), dated May 1, 2007, previously filed as Exhibit EX-99.d.1 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended May 1, 2018, previously filed as Exhibit EX-28.d.1.a with the Trust’s registration statement on May 23, 2018, is hereby incorporated by reference.

(b)
Investment Advisory Agreement among the Trust and NFA, dated October 16, 2017, previously filed as Exhibit EX-28.d.2 with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(i)
Exhibit A to the Investment Advisory Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.d.2.a with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(c) Subadvisory Agreements

(i)
Amended and Restated Subadvisory Agreement among the Trust, NFA and Federated Investment Management Company, effective May 1, 2007, as amended and restated April 2, 2009, previously filed as Exhibit EX-23.d.2.d with the Trust’s registration statement on April 24, 2009, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended March 9, 2017, previously filed as Exhibit EX-28.d.2.a.i with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.
2

(ii)
Amended Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated May 1, 2007, as amended June 16, 2010, previously filed as Exhibit EX-28.d.2.g with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Amended Subadvisory Agreement, amended January 10, 2017, previously filed as Exhibit EX-28.d.2.d.i with the Trust’s registration statement on February 3, 2017, is hereby incorporated by reference.

(iii)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Investment Advisers LLC (formerly, Neuberger Berman Management LLC), dated May 4, 2009, previously filed as Exhibit EX-23.d.2.o with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended July 2, 2012, previously filed as Exhibit EX-28.d.2.i.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(iv)
Subadvisory Agreement among the Trust, NFA and Neuberger Berman Investment Advisers LLC (formerly, Neuberger Berman Fixed Income LLC), dated May 4, 2009, previously filed as Exhibit EX-23.d.2.p with the Trust’s registration statement on June 23, 2009, is hereby incorporated by reference.

(1)
Amendment to the Subadvisory Agreement, dated September 9, 2013, previously filed as Exhibit EX-28.d.2.h.i with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(v)
Subadvisory Agreement among the Trust, NFA and Wells Capital Management, Inc., dated March 24, 2008, previously filed as Exhibit EX-23.d.2.s with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended January 1, 2020, previously filed as Exhibit EX-28.3.g.i with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(vi)
Subadvisory Agreement among the Trust, NFA and American Century Investment Management, Inc., dated March 11, 2010, previously filed as Exhibit EX-28.d.2.q with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended June 19, 2019, previously filed as Exhibit EX-28.d.3.h.i with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(vii)
Subadvisory Agreement among the Trust, NFA and Thompson, Siegel & Walmsley LLC, dated March 24, 2008, previously filed as Exhibit EX-23.d.2.x with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

3

(1)	Exhibit A to the Subadvisory Agreement, amended June 14, 2017, previously filed as Exhibit EX-28.d.2.k.i. with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.

(viii)
Subadvisory Agreement among the Trust, NFA and Wellington Management Company, LLP, dated March 24, 2008, previously filed as Exhibit EX-23.d.2.aa with the Trust’s registration statement on March 27, 2008, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended September 19, 2017, previously filed as Exhibit EX-28.d.3.l.i with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(ix)
Subadvisory Agreement among the Trust, NFA and Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated June 25, 2010, previously filed as Exhibit EX-28.d.2.dd with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended July 1, 2017, previously filed as Exhibit EX-28.d.3.p.i with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(x)
Subadvisory Agreement among the Trust, NFA and Dimensional Fund Advisors LP, dated January 10, 2012, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 20, 2012, is hereby incorporated by reference.

(xi)
Subadvisory Agreement among the Trust, NFA and Massachusetts Financial Services Company (d/b/a MFS Investment Management), dated April 2, 2012, previously filed as Exhibit EX-28.d.2.ab with the Trust’s registration statement on April 24, 2012, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended May 1, 2015, previously filed as Exhibit EX-28.d.2.u.i with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(xii)
Subadvisory Agreement among the Trust, NFA and Lazard Asset Management LLC, dated June 17, 2013, previously filed as Exhibit EX-28.d.2.aa with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, effective December 10, 2015, previously filed as Exhibit EX-16.6.b.xxiv.1 with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

4

(xiii)
Subadvisory Agreement among the Trust, NFA and WEDGE Capital Management L.L.P., dated December 12, 2013, previously filed as Exhibit EX-28.d.2.bb with the Trust’s registration statement on January 7, 2014, is hereby incorporated by reference.

(xiv)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated September 3, 2014, previously filed as Exhibit EX-28.2.aa with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(1)
Exhibits A and B to the Subadvisory Agreement, amended May 1, 2015, previously filed as Exhibit EX-28.2.bb.i with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.

(xv)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated December 10, 2015, previously filed as Exhibit EX-16.6.b.xxvii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xvi)
Subadvisory Agreement among the Trust, NFA and Aberdeen Standard Investments (formerly, Standard Life Investments (Corporate Funds) Limited), dated December 10, 2015, previously filed as Exhibit EX-16.6.b.xxx with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(xvii)
Subadvisory Agreement among the Trust, NFA and Nationwide Asset Management, LLC, dated January 1, 2008, previously filed as Exhibit EX-23.d.2.v with the Trust’s registration statement on February 8, 2008, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended May 1, 2013, previously filed as Exhibit EX-28.d.2.k.i with the Trust’s registration statement on January 17, 2014, is hereby incorporated by reference.
(xviii)
Subadvisory Agreement among the Trust, NFA and DoubleLine Capital LP, dated October 16, 2017, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on October 16, 2017, is hereby incorporated by reference.

(xix)
Subadvisory Agreement among the Trust, NFA and AQR Capital Management, LLC, dated November 13, 2017, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(xx)
Subadvisory Agreement among the Trust, NFA and Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated July 13, 2018, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on July 19, 2018, is hereby incorporated by reference.

(1)	Form of Exhibit A to the Subadvisory Agreement, previously filed as Exhibit EX-28.d.3.t.i with the Trust’s registration statement on February 20, 2020, is hereby incorporated by reference.
5

(2)	Amendment to the Subadvisory Agreement, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.t.ii with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(xxi)
Subadvisory Agreement among the Trust, NFA and BlackRock Investment Management, LLC, dated July 2, 2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(xxii)
Subadvisory Agreement among the Trust, NFA and Allianz Global Investors U.S. LLC, dated October 8, 2018, previously filed as Exhibit EX-28.d.3.bb with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(xxiii)
Subadvisory Agreement among the Trust, NFA and WCM Investment Management, LLC, dated October 8, 2018, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(1)	Exhibit A to the Subadvisory Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.d.3.bb.i with the Trust’s registration statement on October 4, 2019.

(xxiv)
Subadvisory Agreement among the Trust, NFA and Amundi Pioneer Institutional Asset Management, Inc., dated January 14, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.

(xxv)
Subadvisory Agreement among the Trust, NFA and Invesco Advisers, Inc., dated May 24, 2019, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(xxvi)
Subadvisory Agreement among the Trust, NFA and Goldman Sachs Asset Management, L.P., dated June 13, 2019, previously filed as Exhibit EX-28.d.3.ee with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(xxvii)
Subadvisory Agreement among the Trust, NFA and J.P. Morgan Investment Management Inc., dated June 13, 2019, previously filed as Exhibit EX-28.d.3.ff with the Trust’s registration statement on July 26, 2019, is hereby incorporated by reference.

(xxviii)
Subadvisory Agreement among the Trust, NFA and Jacobs Levy Equity Management, Inc., dated September 13, 2019, previously filed as Exhibit EX-28.d.3.gg with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(1)
Exhibit A to the Subadvisory Agreement, amended December 5, 2019, previously filed as Exhibit EX-28.d.3.ee.1 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

6

(xxix)
Subadvisory Agreement among the Trust, NFA and Columbia Management Investment Advisers, LLC, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.cc with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(xxx)
Subadvisory Agreement among the Trust, NFA and Newton Investment Management Limited, dated March 12, 2020, previously filed as Exhibit EX-28.d.3.dd with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(xxxi)
Subadvisory Agreement among the Trust, NFA and Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc., dated March 12, 2020, previously filed as Exhibit EX-28.d.3.ee with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(7)	Copies of each underwriting or distribution between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
Underwriting Agreement between the Trust and Nationwide Fund Distributors, LLC (“NFD”), dated May 1, 2007, previously filed as Exhibit EX-99.e with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(i)
Schedule A to the Underwriting Agreement, amended September 13, 2019, previously filed as Exhibit EX-28.e.1.a with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the “1940 Act”) for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement between the Trust and JPMorgan Chase National Association (formerly, JPMorgan Chase Bank), dated April 4, 2003, previously filed as Exhibit EX-23.g.2 with the Trust’s registration statement on April 28, 2003, is hereby incorporated by reference.

(i)	Amendment to Global Custody Agreement, dated March 11, 2011, previously filed as Exhibit EX-28.g.1.a with the Trust’s registration statement on April 28, 2011, is hereby incorporated by reference.

(ii)	Amendment to Global Custody Agreement, dated January 12, 2006, previously filed as Exhibit EX-23.g.1.b with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.
7

(iii)
Amendment to Global Custody Agreement, dated December 9, 2015, previously filed as Exhibit EX-16.9.a.iii with the Trust’s registration statement on Form N-14 on December 22, 2015, is hereby incorporated by reference.

(iv)	Amendment to Global Custody Agreement, dated February 17, 2017, previously filed as Exhibit EX-28.g.1.g with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(v)	Amendment to Global Custody Agreement, dated May 17, 2017, previously filed as Exhibit EX-28.g.1.h with the Trust’s registration statement on June 22, 2017, is hereby incorporated by reference.

(vi)	Amendment to Global Custody Agreement, dated October 16, 2017, previously filed as Exhibit EX-28.g.1.i with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(vii)	Amendment to Global Custody Agreement, dated October 10, 2018, previously filed as Exhibit EX-28.g.1.j with the Trust’s registration statement on January 7, 2019, is hereby incorporated by reference.
(viii)	Amendment to Global Custody Agreement, dated April 8, 2019, previously filed as Exhibit EX-28.g.1.k with the Trust’s registration statement on July 26, 2019, is hereby incorporated by reference.

(ix)	Amendment to Global Custody Agreement, dated August 12, 2019, previously filed as Exhibit EX-28.g.1.l with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.
(x)	Amendment to Global Custody Agreement, dated October 3, 2019, previously filed as Exhibit EX-28.g.1.m with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(b)	Waiver to Global Custody Agreement, dated May 2, 2005, previously filed as Exhibit EX-23.g.1.b with the Trust’s registration statement on April 28, 2005, is hereby incorporated by reference.

(c)
Rider to Global Custody Agreement Cash Trade Execution Product, previously filed as Exhibit EX-23.g.1.d with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(d)	Concentration Accounts Agreement, dated December 2, 2009, previously filed as Exhibit EX-28.g.1.e with the Trust’s registration statement on April 23, 2010, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s trustees describing any action taken to revoke the plan;

(a)
Distribution Plan under Rule 12b-1, dated May 1, 2007, as amended March 11, 2020, previously filed as Exhibit EX-28.m with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

8

(b)	Rule 18f-3 Plan, dated May 1, 2007, as amended March 11, 2020, previously filed as Exhibit EX-28.n with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered shall be filed by amendment pursuant to an undertaking.

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and 12b-1consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Plan of Reorganization shall be filed by amendment pursuant to an undertaking.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

(a)
Joint Fund Administration and Transfer Agency Agreement between the Trust, Nationwide Mutual Funds and Nationwide Fund Management LLC (“NFM”), dated May 1, 2010, previously filed as Exhibit EX-28.h.1 with the Trust’s registration statement on September 14, 2010, is hereby incorporated by reference.

(b)
Administrative Services Plan, dated May 1, 2007, amended March 11, 2020, previously filed as Exhibit EX-28.h.2 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(c)
Expense Limitation Agreement between the Trust and NFA, dated May 1, 2007, previously filed as Exhibit EX-23.h.3 with the Trust’s registration statement on April 14, 2008, is hereby incorporated by reference.

(i)
Amendment to the Expense Limitation Agreement, dated December 11, 2012, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(ii)
Amendment to the Expense Limitation Agreement, dated May 1, 2017, previously filed as Exhibit EX-28.h.3.b with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(iii)
Amendment to the Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.3.c with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

(iv)
Exhibit A to the Expense Limitation Agreement, amended October 1, 2019, previously filed as Exhibit EX-28.h.3.d with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

9

(v)
Exhibit A to the Expense Limitation Agreement, amended January 1, 2020, previously filed as Exhibit EX-28.h.3.e with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(d)
Assignment and Assumption Agreement between NVIT-Massachusetts (“NVIT-MA”) and the Trust, dated May 2, 2005, assigning NVIT-MA’s title, rights, interests, benefits and privileges in and to certain contracts in the Agreement, previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on January 17, 2006, is hereby incorporated by reference.

(e)
Fund Participation Agreement among NFM, Nationwide Financial Services, Inc. (“NFS”), American Funds Insurance Series and Capital Research and Management Company, dated May 1, 2007, previously filed as Exhibit EX-23.h.6 with the Trust’s registration statement on September 25, 2008, is hereby incorporated by reference.

(f)
Master-Feeder Services Agreement between the Trust and NFM, dated May 1, 2007, for the American Funds NVIT Growth Fund, American Funds NVIT Global Growth Fund, American Funds NVIT Asset Allocation Fund, American Funds NVIT Bond Fund and American Funds NVIT Growth-Income Fund (collectively, the “Feeder Funds”), previously filed as Exhibit EX-23.h.7 with the Trust’s registration statement on April 30, 2007, is hereby incorporated by reference.

(g)
Fee Waiver Agreement between the Trust and NFM, dated May 1, 2018, relating to the Feeder Funds, previously filed as Exhibit EX-28.h.7 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(h)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the NVIT CardinalSM Aggressive Fund, NVIT CardinalSM Moderately Aggressive Fund, NVIT CardinalSM Capital Appreciation Fund, NVIT CardinalSM Moderate Fund, NVIT CardinalSM Balanced Fund, NVIT CardinalSM Moderately Conservative Fund and NVIT CardinalSM Conservative Fund, previously filed as Exhibit EX-28.h.8 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(i)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the Neuberger Berman NVIT Socially Responsible Fund, previously filed as Exhibit EX-28.h.9 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(j)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the American Century NVIT Multi Cap Value Fund, previously filed as Exhibit EX-28.h.10 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(k)
Fund of Funds Participation Agreement among the Trust, on behalf of the NVIT DFA Capital Appreciation Fund and the NVIT DFA Moderate Fund, NFA, DFA Investment Dimensions Group Inc., and Dimensional Fund Advisors LP, dated January 7, 2013, previously filed as Exhibit EX-23.h.18 with the Trust’s registration statement on February 11, 2013, is hereby incorporated by reference.

(l)
Fund Participation Agreement among NFA, NFD, and NFS, dated May 2, 2005, previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

10

(i)
Form of Amendment to the Fund Participation Agreement by and among NFA, NFD, and NFS, dated May 1, 2013, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.22.i with the Trust’s registration statement on April 22, 2013, is hereby incorporated by reference.

(m)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the NVIT CardinalSM Managed Growth Fund and NVIT CardinalSM Managed Growth & Income Fund, previously filed as Exhibit EX-28.h.13 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(n)
Participation Agreement among the Trust, iShares Trust, iShares U.S. ETF Trust, iShares, Inc., iShares U.S. ETF Company, Inc. and iShares Sovereign Screened Global Bond Fund, Inc., relating to certain series of the Trust, dated September 10, 2014, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(o)
Fund of Funds Participation Agreement among the Trust, NFA, WisdomTree Trust and WisdomTree Asset Management, Inc., dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(p)
Purchasing Fund Agreement among the Trust, PowerShares Exchange-Traded Fund Trust, PowerShares Exchange-Traded Fund Trust II, PowerShares India Exchange-Traded Fund Trust and PowerShares Actively Managed Exchange-Traded Fund Trust, relating to certain series of the Trust, dated September 10, 2014, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(q)
Investing Fund Agreement between the Trust and Market Vectors EFT Trust, dated September 10, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(r)
12(d)(1) Investing Agreement between the Trust and Vanguard Trusts, dated October 31, 2014, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.28 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(s)
Investing Fund Agreement between the Trust, First Trust Exchange-Traded Fund, First Trust Exchange-Traded Fund II, First Trust Exchange-Traded Fund III, First Trust Exchange-Traded Fund IV, First Trust Exchange-Traded Fund V, First Trust Exchange-Traded Fund VI, First Trust Exchange-Traded Fund VII, First Trust Exchange-Traded  AlphaDEX® Fund and First Trust Exchange-Traded AlphaDEX® Fund II, relating to certain series of the Trust, previously filed as Exhibit EX-28.h.29 with the Trust’s registration statement on February 12, 2015, is hereby incorporated by reference.

(t)
Expense Limitation Agreement between the Trust and NFA, dated May 1, 2017, relating to the BlackRock NVIT Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(i)
Amendment to Expense Limitation Agreement, dated July 1, 2018, previously filed as Exhibit EX-28.h.21.a with the Trust’s registration statement on September 24, 2018, is hereby incorporated by reference.

11

(u)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the BlackRock NVIT Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.21 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(v)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the BlackRock NVIT Managed Global Allocation Fund, previously filed as Exhibit EX-28.h.22 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(w)
Form of Fund of Funds Participation Agreement among the Trust, on behalf of the BlackRock NVIT Managed Global Allocation Fund, NFA, BlackRock Variable Series Funds, Inc., on behalf of certain series of its trust, and BlackRock Advisors, LLC, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on April 28, 2015, is hereby incorporated by reference.

(x)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the NVIT CardinalSM Aggressive Fund, NVIT CardinalSM Moderately Aggressive Fund, NVIT CardinalSM Capital Appreciation Fund, NVIT CardinalSM Moderate Fund, NVIT CardinalSM Balanced Fund, NVIT CardinalSM Moderately Conservative Fund and NVIT CardinalSM Conservative Fund, previously filed as Exhibit EX-28.h.24 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(y)
Administrative Services Fee Waiver Agreement between the Trust and NFS, dated May 1, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.25 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(z)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the NVIT Real Estate Fund, previously filed as Exhibit EX-28.h.26 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(aa)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated May 1, 2020, relating to the DoubleLine NVIT Total Return Tactical Fund, previously filed as Exhibit EX-28.h.27 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

(bb)
Fee Waiver Agreement between the Trust and NFA, amended October 1, 2019, relating to NVIT Dynamic U.S. Growth Fund, NVIT Emerging Markets Fund, NVIT Government Bond Fund, NVIT International Equity Fund, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager International Value Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Small Cap Growth Fund, NVIT Multi-Manager Small Cap Value Fund, NVIT Multi-Manager Small Company Fund and NVIT Real Estate Fund, previously filed as Exhibit EX-28.h.28 with the Trust’s registration statement on October 4, 2019, is hereby incorporated by reference.

(i)
Amended and Restated Fee Waiver Agreement, effective January 1, 2020, previously filed as Exhibit EX-28.h.28.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(cc)
Fee Waiver Agreement between the Trust and NFA, dated May 1, 2020, relating to the NVIT Multi-Manager Large Cap Value Fund, previously filed as Exhibit EX-28.h.29 with the Trust’s registration statement on January 16, 2020, is hereby incorporated by reference.

12

(dd)
Fee Waiver Agreement between the Trust and NFA, dated July 1, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.30 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(ee)
12b-1 Fee Waiver Agreement between the Trust and NFD, dated March 18, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.31 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(ff)
Investment Advisory Fee Waiver Agreement between the Trust and  NFA, dated March 18, 2020, relating to the NVIT Government Money Market Fund, previously filed as Exhibit EX-28.h.32 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm, is filed herewith as Exhibit EX-16.14.a.

(15)	All financial statements omitted pursuant to Item 14(a)(1):

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a) Powers of Attorney, are filed herewith as Exhibit EX-16.16.a.

(1)	Certificate of Assistant Secretary, dated June 10, 2020, is filed herewith as Exhibit EX-16.16.a.1.

(17) Any additional exhibits which the Registrant may wish to file.

(a)	Code of Ethics for NFA and the Trust, amended March 12, 2018, previously filed as Exhibit EX-28.p.1 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(b)	Code of Ethics for NFD, dated January 1, 2014, previously filed as Exhibit EX-28.p.2 with the Trust’s registration statement on April 21, 2015, is hereby incorporated by reference.
(c)
Code of Ethics for Access Persons for Federated Hermes, Inc. (formerly, Federated Investors, Inc.), dated January 31, 2020, previously filed as Exhibit EX-28.p.3 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(d)
Code of Ethics for JPMorgan Asset Management (“JPMAM”), revised December 13, 2019, previously filed as Exhibit EX-28.p.4 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(e)
Code of Business Conduct and Ethics for BlackRock, Inc. (and its subsidiaries), dated February 26, 2019, previously filed as Exhibit EX-28.p.5 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Global Personal Trading Policy for BlackRock, Inc. (and its subsidiaries), dated November 23, 2018, previously filed as Exhibit EX-28.p.5.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

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(f)
Code of Ethics for Neuberger Berman Investment Advisers LLC, dated January 2019, previously filed as Exhibit EX-28.p.6 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(g)
Code of Ethics for American Century Investment Management, Inc., revised April 2, 2020, previously filed as Exhibit EX-28.p.7 with the Trust's registration statement on May 5, 2020, is hereby incorporated by reference.

(h)
Code of Ethics for Capital Research and Management Company, dated April 2020, previously filed as Exhibit EX-28.p.8 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Code of Ethics for Wells Capital Management Inc., dated January 2, 2020, previously filed as Exhibit EX-28.p.9 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(j)
Code of Ethics and Personal Trading Policy for Nationwide Asset Management, LLC, dated  February 2019, previously filed as Exhibit EX-28.p.10 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(k)
Code of Ethics for Thompson, Siegel & Walmsley LLC, dated December 5, 2016, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(l)
Code of Ethics for Wellington Management Company, LLP, dated April 30, 2017, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on April 19, 2018, is hereby incorporated by reference.

(m)
Personal Investments and Insider Trading Policy for Franklin Resources, Inc. (and all of its subsidiaries), revised December 31, 2018, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(n)
Code of Conduct for Mellon Investments Corporation (formerly, BNY Mellon Asset Management North America Corporation), dated as of June 2019, previously filed as Exhibit EX-28.p.14 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Personal Securities Trading Policy for Mellon Investments Corporation, dated January 15, 2019, previously filed as Exhibit EX-28.p.14.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(o)
Code of Ethics Policy for MFS Investment Management, dated February 1, 2019, previously filed as Exhibit EX-28.p.15 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(p)
Standard of Conduct and Code of Ethics for Dimensional Fund Advisors LP, effective January 1, 2019, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(q)
Code of Ethics and Personal Investment Policy for Lazard Asset Management LLC, dated September 2018, previously filed as Exhibit EX-28.p.19 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

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(r)
Personnel Handbook—Code of Ethics Portion for WEDGE Capital Management L.L.P., revised February 2019, previously filed as Exhibit EX-28.p.18 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(s)
Code of Ethics for Jacobs Levy Equity Management, Inc., revised January 2016, previously filed as Exhibit EX-28.p.27 with the Trust’s registration statement on April 19, 2017, is hereby incorporated by reference.

(t)
Global Code of Conduct for Aberdeen Standard Investments, dated January 1, 2020, previously filed as Exhibit EX-28.p.20 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(u)	Code of Ethics for DoubleLine Capital LP, dated January 1, 2020, previously filed as Exhibit EX-28.p.21 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(i)
Proxy Voting, Corporate Actions and Class Actions for DoubleLine Capital LP, dated August 2015, previously filed as Exhibit EX-28.p.21.a with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(v)
Code of Ethics for AQR Capital Management, LLC, amended April 2019, previously filed as Exhibit EX-28.p.25 with the Trust’s registration statement on July 16, 2019, is hereby incorporated by reference.

(w)
Code of Ethics for Amundi Pioneer Institutional Asset Management, Inc., revised September 6, 2019, previously filed as Exhibit EX-28.p.23 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(x)
Code of Business Conduct and Code of Ethics for Allianz Global Investors U.S. LLC, amended October 16, 2018, previously filed as Exhibit EX-28.p.28 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(y)
Code of Ethics and Personal Trading Policy for Invesco Advisers, Inc., dated January 2020, previously filed as Exhibit EX-28.p.25 with the Trust’s registration statement on May 5, 2020, is hereby incorporated by reference.

(z)
Code of Ethics for WCM Investment Management, LLC, adopted January 1, 2019, previously filed as Exhibit EX-28.p.29 with the Trust’s registration statement on April 18, 2019, is hereby incorporated by reference.

(aa)
Code of Ethics for Goldman Sachs Asset Management, L.P., dated August 29, 2019, previously filed as Exhibit EX-28.p.27 with the Trust’s registration statement on April 16, 2020, is hereby incorporated by reference.

(bb)
Global Personal Account Dealing and Code of Ethics for Columbia Threadneedle Investments, an affiliate of Columbia Management Investment Advisers, LLC, dated December 2018, previously filed as Exhibit EX-28.p.28 with the Trust’s registration statement on February 20, 2020, is hereby incorporated by reference.

(cc)
Code of Conduct for Newton Investment Management Limited, an affiliate of Mellon Investments Corporation, dated November 2019, previously filed as Exhibit EX-28.p.29 with the Trust’s registration statement on February 20, 2020, is hereby incorporated by reference. -

Item 17.   Undertakings

(1)  The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)  The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)  The undersigned Registrant agrees to file by Post-Effective Amendment the opinions and consents of counsel regarding the tax consequences of the proposed reorganizations required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinions.
15

SIGNATURES

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed on behalf of the Registrant in the city of Columbus, and State of Ohio, on this 18th day of June, 2020.

NATIONWIDE VARIABLE INSURANCE TRUST

BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact for Registrant

As required by the Securities 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated on the date written above.

Signature & Title

/s/ Michael S. Spangler*
Michael S. Spangler, President, Chief
Executive Officer and Principal Executive
Officer

/s/ Joseph Finelli*
Joseph Finelli, Treasurer, Vice President and
Principal Accounting and Financial Officer

Trustees

/s/ Charles E. Allen, Trustee*
Charles E. Allen, Trustee

/s/ Paula H.J. Cholmondeley*
Paula H.J. Cholmondeley, Trustee

/s/ Phyllis Kay Dryden*
Phyllis Kay Dryden, Trustee

/s/ Barbara I. Jacobs*
Barbara I. Jacobs, Trustee

/s/ Keith F. Karlawish*
Keith F. Karlawish, Trustee

/s/ Carol A. Kosel*
Carol A. Kosel, Trustee

/s/ Douglas F. Kridler*
Douglas F. Kridler, Trustee

/s/ Diane M. Koken*
Diane M. Koken, Trustee

/s/ David C. Wetmore*
David C. Wetmore, Trustee and Chairman

*BY:	/s/ Allan J. Oster
Allan J. Oster, Attorney-In-Fact